Putnam Master Intermediate Income Trust
The fund's portfolio
6/30/21 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (63.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$68,316	$78,185
5.00%, with due dates from 5/20/49 to 3/20/50	226,656	251,011
4.00%, TBA, 7/1/51	4,000,000	4,223,040
3.50%, with due dates from 9/20/49 to 3/20/50	1,008,599	1,087,802

		5,640,038
U.S. Government Agency Mortgage Obligations (60.5%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	87,160	96,296
4.50%, 5/1/49	27,274	29,660
Uniform Mortgage-Backed Securities
5.50%, TBA, 7/1/51	3,000,000	3,347,414
4.50%, TBA, 7/1/51	4,000,000	4,303,434
4.00%, TBA, 7/1/51	29,000,000	30,878,200
3.50%, TBA, 7/1/51	24,000,000	25,259,988
3.00%, TBA, 7/1/51	22,000,000	22,935,004
2.50%, TBA, 7/1/51	10,000,000	10,342,968
2.00%, TBA, 8/1/51	5,000,000	5,042,066
2.00%, TBA, 7/1/51	30,000,000	30,312,162

		132,547,192

Total U.S. government and agency mortgage obligations (cost $138,353,031)		$138,187,230

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.125%, 2/28/27(i)	$113,000	$114,233

Total U.S. treasury obligations (cost $114,233)		$114,233

MORTGAGE-BACKED SECURITIES (47.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (24.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.577%, 4/15/40	$880,172	$88,184
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.159%, 9/25/50	6,368,375	1,241,833
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.127%, 12/15/47	1,244,714	149,366
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.027%, 8/15/56	3,173,806	726,135
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.027%, 4/15/47	701,912	138,412
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 1/25/50	4,595,708	789,333
REMICs Ser. 4813, IO, 5.50%, 8/15/48	1,592,002	339,955
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	891,032	133,655
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	4,912,975	718,381
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	3,411,949	487,580
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	4,039,057	698,467
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	6,057,441	947,427
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	4,287,186	752,954
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	487,289	59,567
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	265,406	31,398
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	889,165	105,107
REMICs Ser. 4425, IO, 4.00%, 1/15/45	1,138,310	128,857
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,054,171	151,664
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	685,276	90,893
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	16,526	3
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	1,700,796	151,609
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	899,776	49,393
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	416,137	9,318
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	417,141	29,712
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	373,689	22,347
REMICs Ser. 5082, Class IQ, IO, 3.00%, 3/25/51	7,185,967	871,298
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	9,742,560	1,284,470
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	1,762,384	122,932
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	745,085	46,797
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	241,005	6,232
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.38%, 7/25/43(WAC)	988,093	9,881
Federal National Mortgage Association
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.359%, 4/25/42	456,219	69,982
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.309%, 4/25/40	437,427	87,805
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.159%, 3/25/48	2,366,843	435,378
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.109%, 6/25/48	4,935,288	744,695
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.059%, 5/25/47	5,021,815	819,158
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.059%, 10/25/41	159,743	8,759
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 12/25/46	1,962,995	360,354
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.009%, 5/25/39	6,140,834	1,082,089
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,525,179	326,220
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,221,388	242,370
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 3/25/50	3,533,755	644,910
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.959%, 8/25/49	2,502,922	391,169
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.909%, 11/25/49	5,334,808	746,873
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.859%, 2/25/43	1,302,535	262,437
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.809%, 10/25/41	1,167,109	200,388
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	55,465	9,275
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,932,662	357,542
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	162,244	26,951
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	2,797,377	446,512
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	2,988,551	542,123
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	6,795,067	1,090,763
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	222,832	42,069
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	643,382	25,735
REMICs Ser. 20-75, Class MI, IO, 4.00%, 11/25/50	9,949,769	1,442,716
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	721,153	91,139
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	259,381	12,072
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	513,226	31,693
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	1,949,365	293,175
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	557,163	65,032
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	436,335	49,869
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	388,877	31,110
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	395,367	21,959
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	489,778	24,807
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	603,529	32,756
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	253,783	4,710
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	587,984	1,995
Government National Mortgage Association
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.225%, 6/20/51	6,473,000	845,503
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 5/20/51	5,992,211	788,455
IFB Ser. 21-59, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 4/20/51	4,327,725	632,718
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 6.207%, 9/20/50	4,470,821	840,380
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 6.087%, 4/20/44	2,600,235	545,742
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 7/20/50	3,677,213	603,778
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 1/20/49	2,950,021	463,674
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 11/20/43	1,633,785	316,975
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 6.057%, 9/20/43	282,065	52,633
IFB Ser. 20-63, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 5/20/50	3,741,459	628,137
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 4/20/50	4,798,756	840,779
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 8/20/49	4,261,125	628,516
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 7/20/49	3,948,527	573,761
IFB Ser. 19-89, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.007%, 7/20/49	4,387,852	653,080
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 2/20/50	448,055	54,312
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 1/20/50	2,513,829	418,441
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 12/20/49	2,582,088	392,097
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 9/20/49	4,134,553	613,636
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 8/20/49	149,918	21,620
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.957%, 6/20/49	196,377	25,183
IFB Ser. 20-63, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.907%, 8/20/43	3,488,683	692,434
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 5.507%, 8/20/44	1,290,893	226,054
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	532,238	89,794
Ser. 16-42, IO, 5.00%, 2/20/46	1,370,019	240,414
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	2,350,981	344,395
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	2,383,764	467,480
Ser. 14-76, IO, 5.00%, 5/20/44	551,729	93,477
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	397,393	70,537
Ser. 12-146, IO, 5.00%, 12/20/42	356,385	66,013
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	516,442	94,751
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	375,845	68,640
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,684,270	314,217
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	868,559	159,902
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,735,429	321,728
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	295,919	53,559
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,993,400	282,103
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,013,578	144,232
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	644,420	65,666
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	567,732	109,067
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	761,560	133,334
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	861,921	77,943
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	724,943	118,651
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	152,227	10,638
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	641,492	109,106
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	668,302	58,850
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,208,663	199,151
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	630,715	104,361
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	717,801	116,289
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	435,696	67,010
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	441,443	81,305
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	361,615	28,482
Ser. 16-29, IO, 4.00%, 2/16/46	622,154	103,111
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,771,508	260,128
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,184,654	213,238
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	1,149,152	156,733
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,090,613	111,319
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	2,826,456	381,413
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	1,661,042	90,170
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	369,002	56,601
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	1,221,971	85,719
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	329,721	46,722
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	298,285	45,922
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	746,279	108,645
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	4,316,719	507,290
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	8,165,899	943,376
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	195,710	3,638
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	930,324	89,674
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	788,870	60,355
Ser. 13-76, IO, 3.50%, 5/20/43	897,249	106,369
Ser. 13-28, IO, 3.50%, 2/20/43	252,813	25,036
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	401,256	41,177
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	653,756	65,454
Ser. 13-14, IO, 3.50%, 12/20/42	1,636,076	147,051
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	276,923	26,438
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	972,025	149,669
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,272,961	196,324
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,304,923	181,767
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	621,710	102,349
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	1,089,883	60,231
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,244,639	80,902
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	414,948	7,320
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	2,113,843	131,608
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	5,205,045	443,884
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	6,487,679	494,686
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	10,346,132	854,748
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	5,342,498	549,408
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	3,635,013	559,508
Ser. 16-H18, Class QI, IO, 2.727%, 6/20/66(WAC)	2,556,422	202,139
Ser. 17-H02, Class BI, IO, 2.441%, 1/20/67(WAC)	2,353,018	178,589
Ser. 18-H05, Class BI, IO, 2.396%, 2/20/68(WAC)	3,782,144	352,212
Ser. 18-H05, Class AI, IO, 2.389%, 2/20/68(WAC)	1,880,883	175,157
Ser. 18-H02, Class EI, IO, 2.38%, 1/20/68(WAC)	5,143,371	475,762
Ser. 16-H23, Class NI, IO, 2.369%, 10/20/66(WAC)	9,244,360	697,949
Ser. 17-H06, Class BI, IO, 2.366%, 2/20/67(WAC)	3,654,738	282,475
Ser. 16-H22, Class AI, IO, 2.354%, 10/20/66(WAC)	3,448,867	261,076
Ser. 17-H16, Class FI, IO, 2.352%, 8/20/67(WAC)	2,757,254	208,834
Ser. 18-H03, Class XI, IO, 2.315%, 2/20/68(WAC)	3,836,992	333,818
Ser. 18-H15, Class KI, IO, 2.294%, 8/20/68(WAC)	3,122,246	263,121
Ser. 16-H16, Class EI, IO, 2.277%, 6/20/66(WAC)	3,532,638	271,307
Ser. 17-H08, Class NI, IO, 2.262%, 3/20/67(WAC)	4,684,192	353,188
Ser. 17-H12, Class QI, IO, 2.259%, 5/20/67(WAC)	3,186,991	217,056
Ser. 17-H16, Class JI, IO, 2.241%, 8/20/67(WAC)	7,737,457	702,445
Ser. 15-H20, Class CI, IO, 2.197%, 8/20/65(WAC)	3,835,230	314,105
Ser. 15-H15, Class BI, IO, 2.162%, 6/20/65(WAC)	2,146,256	150,238
Ser. 16-H17, Class KI, IO, 2.121%, 7/20/66(WAC)	2,340,999	170,797
Ser. 15-H24, Class AI, IO, 2.114%, 9/20/65(WAC)	2,907,130	190,987
Ser. 17-H19, Class MI, IO, 2.061%, 4/20/67(WAC)	1,726,601	148,488
Ser. 16-H03, Class DI, IO, 2.034%, 12/20/65(WAC)	3,554,990	226,929
Ser. 16-H06, Class DI, IO, 1.919%, 7/20/65(WAC)	4,843,804	266,608
Ser. 17-H11, Class DI, IO, 1.854%, 5/20/67(WAC)	3,404,640	265,123
Ser. 15-H25, Class EI, IO, 1.852%, 10/20/65(WAC)	2,494,901	177,138
Ser. 17-H09, IO, 1.822%, 4/20/67(WAC)	4,540,964	275,609
Ser. 15-H20, Class AI, IO, 1.815%, 8/20/65(WAC)	3,186,526	228,474
Ser. 15-H10, Class BI, IO, 1.80%, 4/20/65(WAC)	2,344,391	159,653
FRB Ser. 15-H08, Class CI, IO, 1.786%, 3/20/65(WAC)	1,798,500	111,327
Ser. 16-H03, Class AI, IO, 1.758%, 1/20/66(WAC)	3,125,717	194,813
Ser. 15-H23, Class BI, IO, 1.746%, 9/20/65(WAC)	3,422,577	224,179
Ser. 17-H16, Class IG, IO, 1.744%, 7/20/67(WAC)	6,812,785	407,336
Ser. 17-H16, Class IH, IO, 1.728%, 7/20/67(WAC)	4,964,475	286,113
Ser. 16-H09, Class BI, IO, 1.721%, 4/20/66(WAC)	4,231,514	325,403
Ser. 16-H24, Class CI, IO, 1.69%, 10/20/66(WAC)	2,264,964	139,522
Ser. 16-H14, IO, 1.675%, 6/20/66(WAC)	3,128,947	166,310
Ser. 13-H08, Class CI, IO, 1.615%, 2/20/63(WAC)	2,793,243	108,657
Ser. 16-H10, Class AI, IO, 1.552%, 4/20/66(WAC)	8,089,854	405,439
Ser. 16-H02, Class HI, IO, 1.542%, 1/20/66(WAC)	4,147,523	232,676
Ser. 14-H21, Class BI, IO, 1.532%, 10/20/64(WAC)	4,729,657	257,766
Ser. 16-H06, Class CI, IO, 1.516%, 2/20/66	4,286,281	189,869

		54,485,423
Commercial mortgage-backed securities (8.4%)
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	374,000	335,193
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	310,509
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.54%, 1/12/45(WAC)	1,319,000	1,068,390
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	441,000	339,570
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	198,914	197,919
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class XW, IO, 0.762%, 12/11/38(WAC)	223,265	1,458
CD Commercial Mortgage Trust 144A Ser. 17-CD3, Class D, 3.25%, 2/10/50	378,000	314,163
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.971%, 12/15/47(WAC)	409,000	402,463
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	1,025,000	977,241
COMM Mortgage Trust FRB Ser. 14-CR16, Class C, 5.09%, 4/10/47(WAC)	380,000	401,286
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.01%, 5/10/47(WAC)	647,000	504,660
FRB Ser. 14-UBS3, Class D, 4.927%, 6/10/47(WAC)	144,000	145,508
FRB Ser. 12-CR3, Class E, 4.908%, 10/15/45(WAC)	164,000	72,527
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	188,305
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.905%, 4/15/50(WAC)	527,000	384,639
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.548%, 2/10/46(WAC)	638,000	581,328
GS Mortgage Securities Trust 144A
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	160,000	156,496
FRB Ser. 14-GC24, Class D, 4.669%, 9/10/47(WAC)	1,270,000	787,400
FRB Ser. 13-GC13, Class D, 4.221%, 7/10/46(WAC)	531,000	276,579
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.235%, 7/15/45(WAC)	245,000	252,091
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.96%, 2/15/47(WAC)	1,078,000	536,734
FRB Ser. C14, Class D, 4.723%, 8/15/46(WAC)	515,000	365,018
FRB Ser. 14-C18, Class E, 4.46%, 2/15/47(WAC)	407,000	183,782
FRB Ser. 14-C23, Class D, 4.133%, 9/15/47(WAC)	244,000	246,294
FRB Ser. 14-C25, Class D, 4.095%, 11/15/47(WAC)	300,000	226,398
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	1,500,000	470,558
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	788,000	408,431
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.305%, 4/15/46(WAC)	581,000	469,492
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	225,156
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51(WAC)	398,000	59,700
FRB Ser. 11-C3, Class F, 5.707%, 2/15/46(WAC)	410,000	76,305
FRB Ser. 11-C5, Class D, 5.611%, 8/15/46(WAC)	282,000	251,992
FRB Ser. 11-C4, Class C, 5.575%, 7/15/46(WAC)	154,059	154,759
FRB Ser. 12-C6, Class E, 5.313%, 5/15/45(WAC)	263,000	181,119
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	841,000	534,415
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.776%, 9/15/39(WAC)	782,399	835
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	13,487	—
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	44,441	44,441
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.496%, 8/15/46(WAC)	900,000	80,910
FRB Ser. 13-C11, Class F, 4.496%, 8/15/46(WAC)	496,000	163,680
FRB Ser. 15-C23, Class D, 4.282%, 7/15/50(WAC)	546,000	551,830
FRB Ser. 13-C9, Class D, 4.248%, 5/15/46(WAC)	350,000	318,500
FRB Ser. 13-C10, Class D, 4.217%, 7/15/46(WAC)	485,000	270,439
FRB Ser. 13-C10, Class E, 4.217%, 7/15/46(WAC)	1,316,000	1,031,029
FRB Ser. 13-C10, Class F, 4.217%, 7/15/46(WAC)	975,000	312,098
Ser. 14-C17, Class E, 3.50%, 8/15/47	443,000	278,334
Morgan Stanley Capital I Trust Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	372,465	367,015
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.842%, 3/25/50	701,000	729,914
FRB Ser. 19-01, Class M10, 3.342%, 10/15/49	289,000	293,029
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	558,952	6
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	622,000	42,296
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	297,000	302,176
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 5.151%, 1/15/59(WAC)	269,000	291,209
FRB Ser. 20-C56, Class C, 3.871%, 6/15/53(WAC)	281,000	298,251
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	188,000	94,000
Ser. 14-LC16, Class D, 3.938%, 8/15/50	889,000	196,017
Ser. 16-C33, Class D, 3.123%, 3/15/59	282,000	267,425
WF-RBS Commercial Mortgage Trust 144A Ser. 12-C7, Class F, 4.50%, 6/15/45(WAC)	2,524,000	536,602

		18,557,914
Residential mortgage-backed securities (non-agency) (13.7%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.282%, 5/25/47	451,166	241,985
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 2.64%, 11/27/36(WAC)	671,275	537,020
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.592%, 1/25/36	70,866	88,837
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.272%, 11/25/47	264,052	209,793
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.442%, 3/25/37	943,666	876,980
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65(WAC)	1,000,000	1,035,000
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.223%, 6/25/46(WAC)	291,543	317,432
FRB Ser. 05-38, Class A1, (1 Month US LIBOR + 1.50%), 1.616%, 9/25/35	280,591	269,305
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 1.076%, 8/25/46	103,878	100,280
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.056%, 6/25/46	310,872	285,011
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.70%), 0.792%, 9/25/35	345,273	323,071
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.66%), 0.751%, 11/20/35	388,557	371,940
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.38%), 0.472%, 8/25/46	313,471	289,073
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.472%, 8/25/46	1,952,915	1,767,431
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.592%, 5/25/28	266,399	300,481
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.092%, 7/25/28	888,516	1,008,734
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.442%, 4/25/28	570,722	645,271
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (1 Month US LIBOR + 9.20%), 9.292%, 10/25/27	395,417	452,668
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 8.892%, 3/25/28	385,527	417,676
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.642%, 12/25/27	683,347	744,835
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.942%, 3/25/29	250,000	259,288
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.392%, 9/25/30	597,876	605,702
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.518%, 10/25/50	176,000	235,840
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.342%, 4/25/49	106,000	122,867
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.092%, 10/25/48	448,000	532,014
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.842%, 1/25/49	141,000	160,888
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.592%, 3/25/49	118,000	134,300
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.092%, 8/25/50	609,000	749,070
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.092%, 7/25/50	430,000	520,300
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.242%, 7/25/49	135,000	148,802
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.842%, 9/25/48	174,000	186,203
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (1 Month US LIBOR + 5.75%), 5.842%, 7/25/50	298,000	319,581
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	307,000	325,268
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	636,000	667,328
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.342%, 10/25/48	380,000	396,150
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 3.992%, 9/25/48	190,000	196,776
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 3.792%, 12/25/30	260,000	268,979
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.192%, 3/25/50	367,000	372,483
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.742%, 1/25/49	148,965	151,098
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.542%, 3/25/49	121,504	123,174
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.442%, 2/25/49	147,680	149,139
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.392%, 10/25/48	120,000	121,343
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.842%, 10/25/28	89,586	105,745
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.342%, 9/25/28	1,112,571	1,384,154
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.842%, 10/25/28	566,379	697,288
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.842%, 8/25/28	367,306	447,820
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.842%, 1/25/29	119,610	141,728
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.342%, 4/25/29	19,864	22,811
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 5.992%, 10/25/28	554,271	584,626
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.792%, 4/25/28	1,018,062	1,078,521
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.642%, 4/25/28	35,566	37,561
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.592%, 9/25/29	477,000	518,636
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.092%, 7/25/25	54,629	55,457
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 4.942%, 10/25/29	1,170,000	1,253,677
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.592%, 12/25/30	283,000	295,152
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.542%, 5/25/30	82,000	85,208
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.542%, 2/25/30	60,000	62,250
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.092%, 5/25/25	9,259	9,463
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 3.692%, 1/25/30	182,000	189,776
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 3.642%, 7/25/30	457,000	468,425
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.092%, 10/25/29	472,419	486,927
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.592%, 5/25/30	244,310	247,130
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.342%, 7/25/30	46,563	47,179
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.192%, 3/25/31	67,304	68,089
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.192%, 9/25/31	556,000	571,952
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 3.742%, 2/25/40	504,000	519,838
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.542%, 7/25/31	32,370	32,582
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.36%), 0.452%, 5/25/36	515,015	175,348
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.402%, 5/25/37	270,965	224,857
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 0.613%, 5/19/35	275,948	132,961
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.292%, 6/25/37	480,374	247,558
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	330,000	330,000
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	285,672	273,686
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 0.887%, 8/25/35	67,585	66,396
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.792%, 3/25/28 (Bermuda)	794,000	802,298
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (1 Month US LIBOR + 0.43%), 0.522%, 5/25/46	241,921	216,519
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.512%, 8/25/36	311,919	301,002
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.212%, 8/25/36	259,221	245,971
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	216,000	234,426
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.98%), 1.072%, 10/25/45	147,451	146,616
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 2.621%, 4/25/36(WAC)	153,621	154,369

		29,993,418

Total mortgage-backed securities (cost $118,063,072)		$103,036,755

CORPORATE BONDS AND NOTES (21.7%)(a)
		Principal amount	Value
Basic materials (1.3%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		$151,000	$165,345
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		38,000	39,876
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		45,000	44,885
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		115,000	126,644
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		90,000	95,630
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29		120,000	118,800
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		175,000	188,125
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		63,000	65,205
CVR Partners LP/CVR Nitrogen Finance Corp. 144A company guaranty sr. notes 6.125%, 6/15/28		15,000	15,375
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)		120,000	128,380
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		60,000	65,700
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		60,000	63,375
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		203,000	208,796
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)		45,000	45,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		30,000	31,950
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		95,000	94,525
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		25,000	26,000
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		160,000	161,000
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		35,000	36,225
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		121,000	124,326
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)		70,000	72,030
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)		55,000	55,550
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		145,000	150,837
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		80,000	84,000
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		45,000	44,995
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		105,000	109,463
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		225,000	230,063
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		90,000	90,898
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		121,000	133,750
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27		80,000	84,824

			2,901,572
Capital goods (2.2%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		60,000	58,972
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		234,000	243,072
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		115,000	121,181
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		35,000	35,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		330,000	340,725
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		72,000	76,679
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		150,000	183,750
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		20,000	20,650
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		23,000	22,721
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		115,000	121,661
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		41,000	42,234
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		260,000	282,100
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		40,000	40,400
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		159,000	169,384
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		125,000	136,275
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		301,000	306,358
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		190,000	193,800
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		120,000	121,800
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		352,000	364,579
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		208,000	223,080
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		60,000	62,550
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		86,000	89,093
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27		148,000	154,290
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		672,000	708,960
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		120,000	121,140
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	80,028
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		223,000	230,192
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		115,000	128,093
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25		55,000	59,439

			4,739,081
Communication services (2.2%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		266,000	275,017
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		970,000	1,060,307
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		60,000	63,450
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		55,000	57,267
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		199,000	208,701
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		82,000	83,743
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		120,000	130,044
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		165,000	177,169
DISH DBS Corp. 144A company guaranty sr. unsec. notes 5.125%, 6/1/29		79,000	78,007
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		90,000	96,413
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		105,000	111,643
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		6,000	6,197
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		264,000	272,055
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		61,000	63,313
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		66,000	66,974
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29		55,000	53,075
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		40,000	42,600
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		260,000	333,450
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		125,000	152,500
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		433,000	491,921
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		190,000	192,808
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		50,000	55,891
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		125,000	138,125
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		80,000	79,400
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		19,000	20,229
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		45,000	45,804
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29		55,000	54,313
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		148,000	158,545
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		55,000	56,052
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		75,000	78,375
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)		25,000	25,493
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	115,000	165,105

			4,893,986
Consumer cyclicals (4.4%)
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		$60,000	61,483
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		55,000	54,450
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		105,000	107,625
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		55,000	56,925
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		110,000	114,125
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)		80,000	80,600
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		55,000	54,916
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		110,000	112,613
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		25,000	27,375
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		85,000	87,125
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		80,000	82,018
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		320,000	323,200
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		144,000	93,240
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		92,000	45,184
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		120,000	124,514
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		244,000	253,760
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		152,000	187,396
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	220,250
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		135,000	137,700
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		20,000	20,300
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		45,000	47,644
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		125,000	132,500
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		88,000	91,740
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		130,811	139,150
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		271,721	291,081
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		65,000	76,619
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		150,000	167,813
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		194,000	203,031
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		268,000	277,045
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		65,000	67,549
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		31,000	33,015
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		128,000	150,720
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		25,000	32,313
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		55,000	63,663
La Financiere Atalian SASU company guaranty sr. unsec. notes Ser. REGS, 4.00%, 5/15/24 (France)	EUR	100,000	117,653
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		$57,000	56,669
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		46,000	46,736
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		99,000	103,097
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		60,000	66,588
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		110,000	109,725
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		45,000	47,686
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		160,000	167,200
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		125,000	127,688
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		170,000	185,300
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		195,000	202,800
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		25,000	25,938
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		97,000	100,880
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25		110,000	118,663
Motion Bondco DAC company guaranty sr. notes Ser. REGS, 4.50%, 11/15/27 (Ireland)	EUR	110,000	126,958
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		$110,000	113,644
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		90,000	93,938
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		90,000	90,900
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28		55,000	56,513
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		160,000	169,600
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		58,000	59,668
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28		80,000	84,487
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29		40,000	40,112
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31		40,000	40,100
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28		295,000	310,759
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		55,000	53,350
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		115,000	122,331
QVC, Inc. company guaranty sr. notes 4.375%, 9/1/28		100,000	102,000
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		25,000	25,350
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		278,000	330,495
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		65,000	67,113
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		168,000	174,338
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		120,000	125,250
Signal Parent, Inc. 144A sr. unsec. notes 6.125%, 4/1/29		110,000	105,600
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		95,000	96,861
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30		60,000	58,950
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		125,000	128,750
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		115,000	123,936
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		55,000	58,300
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31		75,000	75,656
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		45,000	43,074
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,467
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		115,000	116,960
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		105,000	103,688
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		125,000	135,485
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		50,000	56,450
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		65,000	71,663
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		115,000	124,608
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29		40,000	40,300
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		10,000	10,800
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		60,000	61,949
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		25,000	25,000
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		101,000	103,525
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25		70,000	74,471
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		150,000	161,115
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		145,000	153,156
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		35,000	37,713

			9,660,688
Consumer staples (1.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		80,000	77,400
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		77,000	78,059
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		100,000	101,125
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		35,000	37,328
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		260,000	271,947
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		18,000	18,238
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		227,000	229,320
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		60,000	64,801
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		110,000	115,088
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		104,000	110,753
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		85,000	94,031
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		157,000	162,299
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		37,000	38,287
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	121,178
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$130,000	132,275
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		118,000	124,048
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		60,000	62,392
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		60,000	76,635
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		120,000	139,500
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		230,000	282,309
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		60,000	72,876
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		35,000	41,626
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		66,000	73,013
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		105,000	117,088
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		95,000	100,012
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		59,000	63,484
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		55,000	54,725
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		55,000	59,538

			2,919,375
Energy (3.8%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		65,000	72,645
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26		15,000	17,063
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		40,000	40,825
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27		35,000	37,905
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		36,000	38,322
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24		110,000	108,437
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25		55,000	59,950
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		103,000	107,882
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31		90,000	94,050
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		23,000	23,863
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		80,000	81,600
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		117,000	129,431
Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		110,000	116,325
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		105,000	109,261
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		127,000	152,083
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		56,000	63,560
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		60,000	83,850
Devon Energy Corp. 144A sr. unsec. notes 5.25%, 10/15/27		64,000	68,985
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31		30,000	30,654
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29		25,000	25,383
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		238,000	242,760
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		196,000	208,985
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25		115,000	123,050
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		156,000	164,797
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	11,150
Global Partners LP/GLP Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		20,000	21,450
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		102,000	106,973
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		217,000	226,331
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		195,000	199,388
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29		230,000	240,350
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29		90,000	91,688
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		196,000	202,615
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		70,097	73,602
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)		87,000	90,045
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		40,000	41,709
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		200,000	240,000
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		40,000	53,108
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25		65,000	65,480
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		169,000	194,139
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		879,000	984,480
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		409,000	460,636
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		399,000	16,459
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		824,000	33,990
Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 6.50%, 1/23/29 (Mexico)		432,000	451,041
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		1,420,000	1,379,530
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		51,000	52,658
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		20,000	20,600
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25		80,000	84,100
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		51,000	52,403
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		49,000	49,858
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		65,000	66,788
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25		30,000	33,850
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		130,000	132,275
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		35,000	39,432
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		185,000	200,488
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30		35,000	38,488
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		41,325	41,635
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		88,000	88,440
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	36,460

			8,323,305
Financials (2.8%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		105,000	110,636
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27		30,000	30,450
Banca Monte dei Paschi di Siena SpA sr. unsec. unsub. notes Ser. EMTN, 2.625%, 4/28/25 (Italy)	EUR	105,000	126,096
Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)		$200,000	224,837
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		242,000	272,250
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		100,000	118,848
Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		200,000	227,884
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)		230,000	254,699
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		45,000	45,844
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		53,000	54,789
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		40,000	40,250
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		35,000	36,101
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		70,000	71,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		95,000	97,036
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		104,000	110,344
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27		25,000	25,813
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29		64,000	63,680
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		15,000	15,862
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.017%, 6/26/24 (Italy)		200,000	217,633
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		90,000	94,275
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		156,000	164,190
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		122,000	125,508
Itau Unibanco Holding SA/Cayman Islands 144A unsec. sub. FRB 3.875%, 4/15/31 (Brazil)		930,000	923,034
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		38,000	38,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		125,000	127,188
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		115,000	114,856
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		60,000	62,177
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		93,000	93,756
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30		35,000	34,825
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)		570,000	618,270
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		60,000	69,883
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		269,000	303,593
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		120,000	130,529
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25		45,000	49,891
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		110,000	115,775
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		105,000	108,528
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		235,000	237,938
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		41,000	46,420
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		150,000	156,000
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		83,000	84,660
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		200,000	211,750

			6,055,498
Health care (2.0%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		150,000	163,125
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		105,000	107,301
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		55,000	56,650
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29		80,000	79,124
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		155,000	158,875
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29		50,000	46,625
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		65,000	66,528
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		55,000	56,500
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		250,000	274,375
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		89,000	93,005
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		82,000	85,690
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		60,000	62,250
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		55,000	55,619
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		305,000	328,638
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		10,000	10,675
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		45,000	47,925
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		105,000	103,866
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28		130,000	152,135
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)		45,000	44,100
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25		55,000	56,581
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		245,000	281,934
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		55,000	58,595
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	207,360
Laboratoire Eimer Selarl company guaranty sr. unsec. notes Ser. REGS, 5.00%, 2/1/29 (France)	EUR	110,000	132,764
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		$105,000	106,050
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		60,000	61,650
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		155,000	168,175
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		40,000	39,192
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		40,000	40,827
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		240,000	243,528
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		28,000	29,225
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		30,000	32,404
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		235,000	246,456
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		249,000	258,263
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		95,000	96,188
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	219,000

			4,271,198
Technology (0.9%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		105,000	108,627
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		20,000	21,114
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		105,000	108,019
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		80,000	80,076
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26		260,000	312,137
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		152,000	155,906
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25		54,000	59,873
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		126,000	129,623
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25		119,000	124,934
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29		155,000	153,873
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31		125,000	130,278
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		105,000	103,950
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		65,000	68,819
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		45,000	47,363
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		90,000	90,000
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		65,000	66,706
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		120,000	122,400
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		44,000	48,895

			1,932,593
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		120,000	129,750
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		120,000	127,050
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		170,000	188,999
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		45,000	46,575
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		45,000	46,583

			538,957
Utilities and power (0.6%)
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		29,000	29,508
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		45,000	46,139
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		58,000	59,668
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		170,000	173,400
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		25,000	24,875
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	9,831
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		94,000	97,525
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		27,000	27,951
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		170,000	181,022
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		49,000	52,124
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	112,481
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27		30,000	31,041
PG&E Corp. sr. sub. notes 5.00%, 7/1/28		105,000	106,168
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)		90,000	3
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		50,000	54,346
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		30,000	31,676
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27		68,000	70,550
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		168,000	173,250
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		75,000	76,997

			1,358,555

Total corporate bonds and notes (cost $46,113,079)			$47,594,808

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (13.2%)(a)
		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.25%, 5/9/28 (Angola)		$950,000	$990,380
Bahrain (Kingdom of) 144A sr. unsec. notes 7.375%, 5/14/30 (Bahrain)		960,000	1,082,373
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina) (In default)(NON)		75,000	32,950
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina) (In default)(NON)		2,140,000	960,774
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/22 (Argentina) (In default)(NON)		341,333	167,970
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 5.00%, 6/1/27 (Argentina)		1,477,524	1,009,254
Cordoba (Province of) 144A sr. unsec. unsub. notes 5.00%, 12/10/25 (Argentina)		556,786	426,888
Development Bank of Mongolia, LLC unsec. notes Ser. REGS, 7.25%, 10/23/23 (Mongolia)		340,000	368,900
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		661,000	767,586
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	204,570
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		284,000	319,855
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)		380,000	417,525
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		260,000	265,853
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		725,000	796,594
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,400,000	1,536,497
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		600,000	639,750
Egypt (Arab Republic of) 144A sr. unsec. bonds 5.875%, 2/16/31 (Egypt)		720,000	699,120
Egypt (Arab Republic of) 144A sr. unsec. notes 5.75%, 5/29/24 (Egypt)		520,000	553,436
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana)		1,800,000	1,822,500
Ghana (Republic of) 144A sr. unsec. notes 7.75%, 4/7/29 (Ghana)		550,000	561,688
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%, 2/14/30 (Indonesia)		379,000	392,946
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		1,020,000	1,162,800
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		360,000	396,901
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	228,001
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		650,000	735,322
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		560,000	588,004
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%, 3/22/30 (Ivory Coast)	EUR	1,345,000	1,662,136
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		$1,025,000	1,128,761
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		1,300,000	1,397,500
Kenya (Republic of) sr. unsec. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)		710,000	778,760
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		340,000	373,997
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		270,000	288,229
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		499,000	530,178
Saudi Arabia (Kingdom of) sr. unsec. notes Ser. REGS, 2.90%, 10/22/25 (Saudi Arabia)		980,000	1,049,139
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		670,000	756,229
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	386,560
Tunisia (Central Bank of) sr. unsec. unsub. notes Ser. REGS, 5.75%, 1/30/25 (Tunisia)		760,000	707,750
Turkey (Republic of) sr. unsec. unsub. notes 6.35%, 8/10/24 (Turkey)		430,000	450,859
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		1,009,000	1,041,752
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		798,000	81,795
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		371,000	38,028
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		1,292,000	132,430
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		910,000	1,013,762

Total foreign government and agency bonds and notes (cost $29,655,665)			$28,946,302

CONVERTIBLE BONDS AND NOTES (6.2%)(a)
	Principal amount	Value
Capital goods (0.1%)
John Bean Technologies Corp. (JBT) 144A cv. sr. unsec. notes 0.25%, 5/15/26	$103,000	$109,283
Middleby Corp. (The) 144A cv. sr. unsec. unsub. notes 1.00%, 9/1/25	83,000	119,479

		228,762
Communication services (0.4%)
Cable One, Inc. 144A company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	163,000	165,774
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	363,000	370,442
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	38,000	50,492
Liberty Media Corp. cv. sr. unsec. unsub. bonds 0.50%, 12/1/50	79,000	90,890
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	188,000	197,024

		874,622
Consumer cyclicals (1.1%)
Alarm.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	73,000	66,941
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	161,000	227,654
Burlington Stores, Inc. cv. sr. unsec. notes 2.25%, 4/15/25	100,000	158,875
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes zero %, 3/15/28	165,000	148,665
Expedia Group, Inc. 144A company guaranty cv. sr. unsec. unsub. notes zero %, 2/15/26	166,000	179,280
Ford Motor Co. 144A cv. sr. unsec. notes zero %, 3/15/26	218,000	241,026
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	152,000	212,238
National Vision Holdings, Inc. cv. sr. unsec. sub. notes 2.50%, 5/15/25	61,000	107,398
NCL Corp, Ltd. 144A cv. company guaranty notes 5.375%, 8/1/25	37,000	67,285
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A cv. sr. unsec. notes 0.25%, 6/15/26	115,000	115,830
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. notes 2.875%, 11/15/23	219,000	274,568
Shift4 Payments, Inc. 144A cv. sr. unsec. sub. notes zero %, 12/15/25	109,000	146,943
Square, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 11/1/27	80,000	92,800
Square, Inc. 144A cv. sr. unsec. sub. notes zero %, 5/1/26	80,000	90,250
Vail Resorts, Inc. 144A cv. sr. unsec. sub. notes zero %, 1/1/26	146,000	151,475
Winnebago Industries, Inc. cv. sr. unsec. notes 1.50%, 4/1/25	83,000	106,396

		2,387,624
Consumer staples (0.5%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	142,000	133,835
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	103,000	101,391
Chegg, Inc. 144A cv. sr. unsec. notes zero %, 9/1/26	111,000	115,329
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	205,000	225,910
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	70,000	119,490
Shake Shack, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	84,000	79,549
Uber Technologies, Inc. 144A cv. sr. unsec. notes zero %, 12/15/25	91,000	92,274
Wayfair, Inc. 144A cv. sr. unsec. notes 0.625%, 10/1/25	189,000	201,285

		1,069,063
Energy (0.3%)
Enphase Energy, Inc. 144A cv. sr. unsec. notes zero %, 3/1/28	156,000	151,183
Pioneer Natural Resources Co. cv. sr. unsec. notes 0.25%, 5/15/25	156,000	248,898
SolarEdge Technologies, Inc. 144A cv. sr. unsec. notes zero %, 9/15/25 (Israel)	72,000	90,180
Sunrun, Inc. 144A cv. sr. unsec. notes zero %, 2/1/26	87,000	77,813
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	96,000	85,522

		653,596
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	108,000	110,030
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	109,000	117,993
LendingTree, Inc. 144A cv. sr. unsec. notes 0.50%, 7/15/25	97,000	87,669
Redfin Corp. 144A cv. sr. unsec. notes zero %, 10/15/25	135,000	151,403

		467,095
Health care (1.0%)
1Life Healthcare, Inc. cv. sr. unsec. notes 3.00%, 6/15/25	78,000	86,143
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	91,000	91,175
DexCom, Inc. cv. sr. unsec. unsub. notes 0.25%, 11/15/25	141,000	147,257
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	252,000	311,535
Guardant Health, Inc. 144A cv. sr. unsec. sub. notes zero %, 11/15/27	123,000	139,989
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 0.25%, 3/1/27	156,000	144,788
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	73,000	99,234
Integra LifeSciences Holdings Corp. cv. sr. unsec. notes 0.50%, 8/15/25	114,000	125,845
Ironwood Pharmaceuticals, Inc. cv. sr. unsec. notes 1.50%, 6/15/26	77,000	91,587
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24 (Ireland)	152,000	166,845
NeoGenomics, Inc. cv. sr. unsec. notes 0.25%, 1/15/28	115,000	111,694
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	42,000	56,150
Novocure, Ltd. 144A cv. sr. unsec. notes zero %, 11/1/25 (Jersey)	51,000	76,532
Omnicell, Inc. 144A cv. sr. unsec. notes 0.25%, 9/15/25	72,000	116,604
Pacira Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/25	135,000	147,994
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27	73,000	85,166
Tandem Diabetes Care, Inc. 144A cv. sr. unsec. notes 1.50%, 5/1/25	64,000	72,723
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	104,000	116,418

		2,187,679
Technology (2.3%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	146,000	168,922
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	93,000	121,551
Bentley Systems, Inc. 144A cv. sr. unsec. sub. notes 0.375%, 7/1/27	153,000	156,825
Bill.com Holdings, Inc. 144A cv. sr. unsec. notes zero %, 12/1/25	153,000	204,255
Blackline, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	106,000	101,760
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	110,000	130,493
Ceridian HCM Holding, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/26	122,000	121,924
Coupa Software, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	164,000	189,195
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24, (Israel)	90,000	97,317
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	126,000	167,816
Envestnet, Inc. 144A cv. company guaranty sr. unsec. notes 0.75%, 8/15/25	93,000	92,423
Everbridge, Inc. 144A cv. sr. unsec. notes zero %, 3/15/26	120,000	122,550
Five9, Inc. 144A cv. sr. unsec. notes 0.50%, 6/1/25	76,000	112,338
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	107,000	125,123
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	71,000	90,482
LivePerson, Inc. 144A cv. sr. unsec. notes zero %, 12/15/26	89,000	95,230
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	138,000	148,874
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	151,000	188,146
ON Semiconductor Corp. 144A cv. sr. unsec. notes zero %, 5/1/27	109,000	113,425
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	351,000	477,323
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	85,770
Rapid7, Inc. 144A cv. sr. unsec. notes 0.25%, 3/15/27	103,000	114,268
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	122,000	134,734
Silicon Laboratories, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	76,000	105,359
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	175,000	187,075
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	284,000	276,723
Twitter, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/15/26	329,000	313,784
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	116,000	163,488
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	86,000	125,242
Zscaler, Inc. 144A cv. sr. unsec. notes 0.125%, 7/1/25	100,000	156,506
Zynga, Inc. 144A cv. sr. unsec. unsub. notes zero %, 12/15/26	234,000	249,503

		4,938,424
Transportation (0.2%)
American Airlines Group, Inc. cv. company guaranty notes 6.50%, 7/1/25	93,000	145,778
JetBlue Airways Corp. 144A cv. sr. unsec. notes 0.50%, 4/1/26	149,000	148,479
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	143,000	216,556

		510,813
Utilities and power (0.1%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. notes zero %, 11/15/25	125,000	134,500
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	129,000	149,898

		284,398

Total convertible bonds and notes (cost $12,624,573)		$13,602,076

SENIOR LOANS (3.9%)(a)(c)
	Principal amount	Value
Basic materials (0.5%)
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/18/28	$70,000	$69,607
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.186%, 9/6/24	30,271	30,089
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/9/26	29,925	30,075
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 3.25%, 6/3/28	20,000	19,983
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 2.436%, 2/7/27	8,318	8,282
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	135,000	135,225
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.635%, 6/26/26	85,000	84,724
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.135%, 6/26/25	141,760	141,608
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.133%, 10/1/25	207,290	205,606
TAMKO Building Products, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.13%, 5/3/26	144,266	143,816
W.R. Grace & Co./CT bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.00%), 2.147%, 3/30/28	135,000	134,325

		1,003,340
Capital goods (0.7%)
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.604%, 4/1/28	55,000	54,983
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	21,450	21,354
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	350,400	341,696
Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 3/29/25	69,475	69,475
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.50%, 5/31/25	196,295	196,322
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.176%, 4/12/26	88,299	85,926
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	219,617	215,618
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.478%, 6/30/27	208,429	208,516
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.836%, 3/2/27	404,890	402,141

		1,596,031
Communication services (0.1%)
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 8.00%, 11/27/23	275,000	278,897

		278,897
Consumer cyclicals (1.2%)
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	214,237	214,505
Cengage Learning, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.75%), 5.75%, 6/29/26	175,000	175,110
Cengage Learning, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/7/23	264,109	264,251
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 3.686%, 8/21/26	232,753	227,032
Cornerstone Building Brands, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 4/12/28	153,643	153,412
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	100,227	100,084
Diamond Sports Group, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.25%), 3.36%, 8/24/26	98,250	58,840
Garda World Security Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 4.25%), 4.35%, 10/30/26	82,448	82,772
Golden Nugget, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 10/4/23	84,565	83,881
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	79,200	79,200
iHeartCommunications, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.104%, 5/1/26	49,250	48,789
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.60%, 11/6/24	344,587	344,587
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.75%), 2.60%, 6/19/26	125,098	124,750
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	100,000	86,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	157,852	152,327
Scientific Games International, Inc. bank term loan FRN Ser. B5, (1 Month US LIBOR + 2.75%), 2.854%, 8/14/24	63,684	63,206
Terrier Media Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 3.50%), 3.604%, 12/17/26	123,256	122,570
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	186,106	185,641

		2,566,957
Consumer staples (0.4%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	268,015	267,736
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	388,526	381,909
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	39,800	39,775
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	97,727	97,493

		786,913
Energy (—%)
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 5/27/28	95,000	94,573

		94,573
Financials (0.1%)
Forest City Enterprises LP bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 3.604%, 12/7/25	125,000	121,928
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 4/25/25	44,327	44,296

		166,224
Health care (0.4%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 1.75%), 1.85%, 2/4/27	62,946	61,950
Enterprise Merger Sub, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 3.854%, 10/10/25	104,198	88,949
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	233,825	234,702
Jazz Financing Lux SARL bank term loan FRN Ser. B, (1 Month US LIBOR + 3.50%), 4.00%, 4/22/28 (Luxembourg)	250,000	250,703
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/7/27	135,000	136,350
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.089%, 6/30/25	26,679	26,650
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	87,648	88,634

		887,938
Technology (0.4%)
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	184,536	183,948
Boxer Parent Co., Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.75%), 3.854%, 10/2/25	183,942	182,792
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	94,288	94,142
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	179,550	179,871
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.604%, 7/2/25	151,476	148,542
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	90,000	90,214
Rocket Software, Inc. bank term loan FRN (1 Month US LIBOR + 4.25%), 4.75%, 11/28/25	60,000	58,890

		938,399
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 3/24/28	55,000	57,296
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/14/28	114,713	116,114

		173,410

Total senior loans (cost $8,503,340)		$8,492,682

PURCHASED SWAP OPTIONS OUTSTANDING (2.3%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$18,054,200	$16,971
Goldman Sachs International
1.869/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.869		22,526,900	909,411
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	347,973
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		3,156,500	102,050
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	310,467
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	303,242
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		3,169,000	110,091
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		3,169,000	107,144
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		3,150,300	806,729
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		3,150,300	796,679
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		3,150,300	673,912
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	230,185
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		3,902,100	125,765
Toronto-Dominion Bank
(1.724)/3 month USD-LIBOR-BBA/Aug-26 (Canada)	Aug-21/1.724		3,999,400	2,830
UBS AG
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	133,443
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	5,920,000	112,384

Total purchased swap options outstanding (cost $3,383,313)				$5,089,276

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Goldman Sachs International
EUR/USD (Call)	Aug-21/$1.29	$12,399,500	EUR	12,399,500	$15
EUR/USD (Put)	Aug-21/1.18	12,399,500	EUR	12,399,500	84,717
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Jul-21/100.73	10,000,000		$10,000,000	44,780
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-21/103.28	16,000,000		16,000,000	57,760
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Aug-21/103.41	14,000,000		14,000,000	40,628
Morgan Stanley & Co. International PLC
GBP/USD (Put)	Aug-21/1.37	5,300,800	GBP	5,300,800	43,035

Total purchased options outstanding (cost $229,885)					$270,935

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.047%, 7/25/24	$594,000	$594,000
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 9/25/26(WAC)	133,000	133,000
RMF Buyout Issuance Trust 144A Ser. 20-2, Class M3, 4.571%, 6/25/30(WAC)	209,000	209,000

Total asset-backed securities (cost $935,997)		$936,000

COMMON STOCKS (0.1%)(a)
	Shares	Value
iHeartMedia, Inc. Class A(NON)	6,510	$175,314
MWO Holdings, LLC (Units)(F)	73	186
Oasis Petroleum, Inc.	378	38,008
Stearns Holdings, LLC Class B(F)	6,776	15,178
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	9,820	11,293
Tribune Media Co. Class 1C	40,066	4,007

Total common stocks (cost $236,625)		$243,986

SHORT-TERM INVESTMENTS (14.1%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	7,775,867	$7,775,867
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	100,000	100,000
U.S. Treasury Bills 0.016%, 10/7/21(SEG)(SEGSF)(SEGCCS)		$5,100,000	5,099,306
U.S. Treasury Bills 0.016%, 9/2/21(SEGSF)(SEGCCS)		1,200,000	1,199,890
U.S. Treasury Bills 0.047%, 10/14/21(SEGSF)(SEGCCS)(SEGTBA)		1,000,000	999,861
U.S. Treasury Bills 0.007%, 7/6/21(SEG)(SEGSF)		900,000	899,995
U.S. Treasury Bills 0.023%, 7/20/21(SEGSF)		800,000	799,979
U.S. Treasury Bills 0.018%, 7/27/21(SEGSF)(SEGCCS)		2,600,000	2,599,913
U.S. Treasury Bills 0.022%, 8/3/21(SEG)(SEGSF)(SEGCCS)		3,500,000	3,499,850
U.S. Treasury Cash Management Bills 0.017%, 9/7/21(SEG)(SEGSF)(SEGCCS)(SEGTBA)		4,200,000	4,199,619
U.S. Treasury Cash Management Bills 0.012%, 9/21/21(SEG)(SEGSF)(SEGCCS)		1,100,000	1,099,880
U.S. Treasury Cash Management Bills 0.018%, 9/28/21(SEGSF)(SEGCCS)		1,800,000	1,799,822
U.S. Treasury Cash Management Bills 0.028%, 10/5/21(SEGSF)(SEGCCS)		900,000	899,892

Total short-term investments (cost $30,975,061)			$30,973,874
TOTAL INVESTMENTS

Total investments (cost $389,187,874)			$377,488,157

	FORWARD CURRENCY CONTRACTS at 6/30/21 (aggregate face value $181,029,615) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Buy	9/15/21	$442,316	$452,328	$(10,012)
		Canadian Dollar	Sell	7/21/21	625,839	643,808	17,969
		Euro	Buy	9/15/21	3,191,673	3,306,847	(115,174)
		Hong Kong Dollar	Sell	8/18/21	100,906	100,883	(23)
		Japanese Yen	Buy	8/18/21	1,391,812	1,416,548	(24,736)
		New Zealand Dollar	Sell	7/21/21	578,961	574,638	(4,323)
		Norwegian Krone	Buy	9/15/21	385,119	400,781	(15,662)
	Barclays Bank PLC
		Australian Dollar	Buy	7/21/21	1,237,463	1,283,291	(45,828)
		British Pound	Sell	9/15/21	111,651	100,989	(10,662)
		Canadian Dollar	Sell	7/21/21	520,807	494,644	(26,163)
		Euro	Sell	9/15/21	3,222,668	3,313,618	90,950
		Japanese Yen	Buy	8/18/21	1,105,814	1,129,525	(23,711)
	Citibank, N.A.
		Australian Dollar	Buy	7/21/21	817,150	846,467	(29,317)
		British Pound	Sell	9/15/21	1,971,116	2,015,294	44,178
		Canadian Dollar	Buy	7/21/21	202,159	193,654	8,505
		Euro	Sell	9/15/21	1,187,080	1,221,073	33,993
		Hong Kong Dollar	Sell	8/18/21	251,584	251,517	(67)
		Japanese Yen	Buy	8/18/21	574,881	585,133	(10,252)
		New Zealand Dollar	Sell	7/21/21	536,883	541,464	4,581
	Credit Suisse International
		Australian Dollar	Sell	7/21/21	461,414	461,072	(342)
		British Pound	Sell	9/15/21	1,296,507	1,324,948	28,441
		Canadian Dollar	Sell	7/21/21	1,150,761	1,134,339	(16,422)
		Euro	Sell	9/15/21	1,299,304	1,336,099	36,795
	Goldman Sachs International
		Australian Dollar	Buy	7/21/21	2,439,001	2,502,109	(63,108)
		British Pound	Buy	9/15/21	7,194,221	7,378,339	(184,118)
		Canadian Dollar	Sell	7/21/21	197,561	435,631	238,070
		Euro	Buy	9/15/21	7,714,001	7,828,669	(114,668)
		Japanese Yen	Sell	8/18/21	4,558,037	4,606,778	48,741
		New Zealand Dollar	Sell	7/21/21	5,031,572	5,085,306	53,734
		Norwegian Krone	Buy	9/15/21	4,580,643	4,717,488	(136,845)
		Swedish Krona	Buy	9/15/21	2,526,179	2,612,019	(85,840)
		Swiss Franc	Sell	9/15/21	378,044	374,217	(3,827)
	HSBC Bank USA, National Association
		Australian Dollar	Sell	7/21/21	287,559	279,697	(7,862)
		British Pound	Sell	9/15/21	558,531	567,846	9,315
		Canadian Dollar	Buy	7/21/21	1,152,295	1,145,547	6,748
		Euro	Buy	9/15/21	1,149,317	1,209,202	(59,885)
		Hong Kong Dollar	Sell	8/18/21	984,450	984,212	(238)
		Japanese Yen	Buy	8/18/21	1,303,011	1,323,714	(20,703)
		New Zealand Dollar	Buy	7/21/21	561,766	578,225	(16,459)
		Norwegian Krone	Buy	9/15/21	34,818	31,798	3,020
		Swiss Franc	Buy	9/15/21	1,099,369	1,120,390	(21,021)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	7/21/21	1,642,626	1,693,150	(50,524)
		British Pound	Buy	9/15/21	2,587,756	2,646,305	(58,549)
		Canadian Dollar	Sell	7/21/21	2,252,310	2,214,102	(38,208)
		Euro	Buy	9/15/21	1,688,466	1,770,998	(82,532)
		Japanese Yen	Sell	8/18/21	1,747,352	1,771,519	24,167
		New Zealand Dollar	Sell	7/21/21	1,426,329	1,438,174	11,845
		Norwegian Krone	Buy	9/15/21	308,847	314,004	(5,157)
		Swedish Krona	Sell	9/15/21	1,146,359	1,145,897	(462)
		Swiss Franc	Buy	9/15/21	552,716	537,524	15,192
	Morgan Stanley & Co. International PLC
		Australian Dollar	Sell	7/21/21	570,768	582,232	11,464
		British Pound	Buy	9/15/21	7,263,951	7,374,520	(110,569)
		Canadian Dollar	Sell	7/21/21	38,399	84,697	46,298
		Euro	Buy	9/15/21	3,365,175	3,494,535	(129,360)
		Japanese Yen	Buy	8/18/21	1,598,647	1,640,184	(41,537)
		New Zealand Dollar	Sell	7/21/21	1,275,210	1,313,542	38,332
		Norwegian Krone	Buy	9/15/21	1,621,613	1,670,646	(49,033)
		Swedish Krona	Buy	9/15/21	81,020	79,800	1,220
		Swiss Franc	Sell	9/15/21	521,313	537,005	15,692
	NatWest Markets PLC
		Australian Dollar	Sell	7/21/21	293,559	280,632	(12,927)
		British Pound	Buy	9/15/21	1,729,552	1,768,673	(39,121)
		Canadian Dollar	Sell	7/21/21	2,205,766	2,191,485	(14,281)
		Euro	Sell	9/15/21	6,010,810	6,057,971	47,161
		Japanese Yen	Sell	8/18/21	790,123	799,879	9,756
		New Zealand Dollar	Sell	7/21/21	2,233,854	2,236,026	2,172
		Swedish Krona	Buy	9/15/21	748,988	775,705	(26,717)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	7/21/21	756,024	721,403	(34,621)
		British Pound	Buy	9/15/21	547,187	625,346	(78,159)
		Canadian Dollar	Sell	7/21/21	4,222,038	4,269,950	47,912
		Euro	Sell	9/15/21	5,660,600	5,776,626	116,026
		Hong Kong Dollar	Sell	8/18/21	4,142,678	4,141,371	(1,307)
		Japanese Yen	Sell	8/18/21	11,949,502	12,132,353	182,851
		New Zealand Dollar	Sell	7/21/21	1,160,229	1,136,404	(23,825)
		Norwegian Krone	Buy	9/15/21	1,375,524	1,385,037	(9,513)
		Swedish Krona	Buy	9/15/21	637,718	660,365	(22,647)
		Swiss Franc	Buy	9/15/21	557,265	550,068	7,197
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/21/21	1,829,607	1,879,258	(49,651)
		British Pound	Sell	9/15/21	664,648	680,556	15,908
		Canadian Dollar	Sell	7/21/21	390,041	424,847	34,806
		Euro	Sell	9/15/21	4,374,834	4,498,642	123,808
		Hong Kong Dollar	Sell	8/18/21	234,581	234,516	(65)
		Japanese Yen	Buy	8/18/21	1,474,106	1,504,280	(30,174)
		Norwegian Krone	Buy	9/15/21	1,142,030	1,187,854	(45,824)
		Swedish Krona	Sell	9/15/21	31,454	32,577	1,123
	UBS AG
		Australian Dollar	Buy	7/21/21	1,336,167	1,378,414	(42,247)
		British Pound	Buy	9/15/21	1,664,526	1,703,051	(38,525)
		Canadian Dollar	Sell	7/21/21	1,658,499	1,723,626	65,127
		Euro	Buy	9/15/21	4,001,110	4,113,660	(112,550)
		Hong Kong Dollar	Sell	8/18/21	1,404	1,404	—
		Japanese Yen	Buy	8/18/21	7,055,224	7,190,587	(135,363)
		New Zealand Dollar	Sell	7/21/21	2,641,426	2,658,625	17,199
		Norwegian Krone	Buy	9/15/21	276,074	286,145	(10,071)
		Swedish Krona	Buy	9/15/21	5,354,292	5,547,009	(192,717)
	WestPac Banking Corp.
		British Pound	Buy	9/15/21	422,669	433,548	(10,879)
		Canadian Dollar	Buy	7/21/21	1,126,560	1,110,568	15,992
		Euro	Sell	9/15/21	779,511	801,598	22,087
		Japanese Yen	Sell	8/18/21	192,288	195,745	3,457
		New Zealand Dollar	Sell	7/21/21	1,707,387	1,714,830	7,443

	Unrealized appreciation						1,509,275

	Unrealized (depreciation)						(2,544,383)

	Total						$(1,035,108)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bund 10 yr (Long)	1	$204,672	$204,672	Sep-21	$1,065
U.S. Treasury Note 2 yr (Short)	792	174,493,687	174,493,687	Sep-21	301,069
U.S. Treasury Note Ultra 10 yr (Short)	186	27,379,781	27,379,781	Sep-21	(403,340)

Unrealized appreciation					302,134

Unrealized (depreciation)					(403,340)

Total					$(101,206)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/21 (premiums $6,998,286) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Bank of America N.A.
1.897/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.897		$5,111,500	$8,383
1.8775/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.8775		5,279,600	9,134
1.88/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.88		9,599,900	14,016
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		18,054,200	105,617
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	202,453
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		3,799,800	266,252
Goldman Sachs International
2.317/3 month USD-LIBOR-BBA/Dec-31	Dec-21/2.317		22,526,900	52,262
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	123,105
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	2,049,600	227,384
(1.519)/3 month USD-LIBOR-BBA/Sep-31	Sep-21/1.519		$22,526,900	351,194
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,653,100	26,681
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,639,000	34,096
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	88,864
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$11,760,300	94,082
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,639,000	142,532
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,653,100	172,402
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	4,509,200	639,315
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$11,760,300	1,598,460
Morgan Stanley & Co. International PLC
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	36,739
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	37,695
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	84,637
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		3,902,100	135,871
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,621,300	178,230
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,621,300	182,623
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		3,150,300	613,899
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		3,150,300	756,828
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		3,150,300	764,672
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		241,000	11,876
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		482,100	105,416
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		4,407,800	235,377
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		4,407,800	246,793

Total				$7,546,888

WRITTEN OPTIONS OUTSTANDING at 6/30/21 (premiums $228,065) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Goldman Sachs International
EUR/USD (Call)	Aug-21/$1.21	$14,702,707	EUR	12,399,500	$29,111
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Jul-21/100.73	10,000,000		$10,000,000	12,610
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-21/103.28	16,000,000		16,000,000	62,720
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Aug-21/103.41	14,000,000		14,000,000	62,510
Morgan Stanley & Co. International PLC
GBP/USD (Call)	Aug-21/1.42	7,332,597	GBP	5,300,800	13,140

Total					$180,091

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$25,327,500	$(233,646)	$542,262
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		6,660,800	(865,904)	366,411
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(347,036)	262,956
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$4,191,700	(300,126)	234,484
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		14,629,100	(706,586)	149,071
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		2,134,700	(155,833)	126,630
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	121,389
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$2,128,300	(277,211)	110,480
(0.765)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		2,347,000	(55,624)	102,728
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		5,120,200	(251,841)	84,022
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		17,405,100	(112,480)	25,934
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		29,403,000	(35,284)	20,582
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,596,200	(36,113)	2,522
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		17,405,100	(112,480)	(2,959)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		5,880,600	(76,448)	(41,105)
0.765/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/0.765		2,347,000	(55,624)	(55,014)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	1,132,450	(258,281)	(71,276)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$2,134,700	(155,833)	(87,779)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	2,141,400	(173,518)	(97,682)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$2,128,300	(277,211)	(120,483)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		4,191,700	(300,126)	(160,752)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		25,327,500	(233,646)	(229,214)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		6,660,800	(865,904)	(300,669)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,596,200	(750,495)	(524,416)
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		2,940,300	82,328	33,196
1.67/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		1,999,700	28,196	21,837
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		17,405,100	73,319	19,494
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		58,806,000	19,112	(8,821)
(1.67)/3 month USD-LIBOR-BBA/Aug-31 (Written)	Aug-21/1.67		1,999,700	28,196	(19,397)
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		7,314,500	114,106	(33,500)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		29,258,100	401,567	(55,005)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		17,405,100	73,319	(58,133)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	86,578
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	119,084,000	(60,235)	(57,562)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$934,000	(120,253)	59,739
1.355/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.355		36,780,300	(175,414)	51,125
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		2,053,700	(149,612)	31,627
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		866,600	(27,536)	29,274
1.504/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		11,773,900	(162,185)	11,892
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,936,700	(285,663)	4,028
1.026/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-21/1.026		31,420,700	(26,708)	63
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		10,644,300	(141,889)	(2,661)
0.98/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98		23,010,000	(79,385)	(5,522)
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,936,700	(285,663)	(8,076)
(0.98)/3 month USD-LIBOR-BBA/Jul-26 (Purchased)	Jul-21/0.98		23,010,000	(79,385)	(9,434)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		10,644,300	(141,889)	(11,709)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		866,600	(27,536)	(18,745)
(1.504)/3 month USD-LIBOR-BBA/Sep-31 (Purchased)	Sep-21/1.504		11,773,900	(162,185)	(19,545)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		2,053,700	(149,612)	(27,396)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		934,000	(120,253)	(79,119)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	119,673
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		818,000	62,004	29,194
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		2,331,200	278,812	6,947
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		10,644,300	80,684	6,919
(1.321)/3 month USD-LIBOR-BBA/Sep-31 (Written)	Sep-21/1.321		3,585,300	25,861	(405)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		10,644,300	80,684	(3,938)
(1.005)/3 month USD-LIBOR-BBA/May-33 (Written)	May-23/1.005		16,975,500	164,097	(9,676)
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		2,331,200	278,812	(14,547)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		17,729,300	162,223	(22,162)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		818,000	62,004	(30,560)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	43,178
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,382,700	(126,794)	2,309
1.473/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473		5,802,300	(54,948)	2,147
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	14,945,400	(66,400)	(3,544)
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	14,945,400	(66,400)	(3,722)
(1.473)/3 month USD-LIBOR-BBA/Aug-31 (Purchased)	Aug-21/1.473		$5,802,300	(54,948)	(11,256)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,382,700	(206,714)	(19,150)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		739,600	(93,375)	(53,044)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,746,550	263,750	40,115
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	14,945,400	166,667	5,139
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	14,945,400	166,667	4,608
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,746,550	263,750	(22,553)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$3,698,000	(516,333)	420,980
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	228,429
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	69,013
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$934,000	(144,396)	66,024
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	52,161
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		$1,556,600	(89,971)	45,966
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	29,955
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,589,500	(183,587)	20,393
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(24,680)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,589,500	(183,587)	(26,084)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(39,926)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(46,440)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$934,000	(100,218)	(68,014)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,556,600	(161,886)	(74,950)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	1,230,800	(157,399)	(110,683)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$3,698,000	(516,333)	(502,817)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	91,951
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	88,627
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	76,070
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		2,238,000	166,843	(82,582)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		2,822,300	181,333	(103,607)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,588,400	166,564	(105,063)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	270,553
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(100,498)	52,743
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		934,000	(143,089)	(92,812)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		1,191,600	(135,962)	(118,385)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	216,607
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		8,236,000	433,625	(160,273)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		4,379,600	(150,549)	41,168
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	11,780
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,751,900	(91,624)	6,622
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,751,900	(91,624)	(1,699)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		713,100	(49,739)	(7,473)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		4,379,600	(150,549)	(51,241)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,854,000	50,522	25,474
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		756,700	99,506	19,084
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,854,000	50,522	(12,311)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		756,700	99,506	(13,053)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,804,800	(146,695)	79,287
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	65,028
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$1,114,500	(62,356)	60,629
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		9,287,700	(62,646)	51,640
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,682,900	(132,385)	50,466
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,715,100	(58,884)	40,235
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,786,300	(59,070)	39,788
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	34,430
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$3,902,100	(107,035)	18,652
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	16,221
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$875,900	(79,050)	6,420
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	5,456
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$875,900	(79,050)	(22,949)
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,981,900	(180,164)	(25,003)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	701,200	(106,103)	(27,987)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,715,100	(58,884)	(29,275)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,682,900	(132,385)	(32,048)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$9,287,700	(62,646)	(37,522)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	848,500	(78,254)	(40,541)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	2,103,600	(165,032)	(40,583)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,786,300	(59,070)	(43,940)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		1,114,500	(62,356)	(44,279)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,804,800	(146,695)	(44,865)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$3,902,100	(285,341)	(55,020)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		8,291,900	246,318	236,651
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		2,229,000	59,236	37,826
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	27,048
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	789,300	63,277	(11,652)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$2,229,000	59,236	(54,833)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		8,291,900	66,286	(62,936)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		6,131,500	(125,542)	48,868
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		4,379,600	(89,891)	36,745
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		3,664,100	(248,060)	27,261
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,591,000	(129,226)	25,262
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		3,664,100	(248,060)	(5,863)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,591,000	(129,226)	(25,962)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		4,379,600	(89,891)	(26,365)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		6,131,500	(125,542)	(34,337)

Unrealized appreciation					5,500,066

Unrealized (depreciation)					(4,608,584)

Total					$891,482

TBA SALE COMMITMENTS OUTSTANDING at 6/30/21 (proceeds receivable $30,218,770) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 7/1/51	$1,000,000	7/21/21	$1,050,343
Uniform Mortgage-Backed Securities, 2.00%, 7/1/51	29,000,000	7/14/21	29,301,757

Total			$30,352,100

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$5,944,600	$750,981		$(179,227)	3/2/31	3 month USD-LIBOR-BBA — Quarterly	2.7725% — Semiannually	$625,605
		5,478,300	280,708		(1,109)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	290,211
		1,338,000	284,004	(E)	(46)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(284,050)
		902,800	36,184	(E)	(20)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	36,164
		3,186,100	227,806		(45)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(232,213)
		2,087,500	47,908	(E)	(23)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	47,885
		174,600	20,388	(E)	(6)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,394)
		831,700	85,091	(E)	(28)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(85,120)
		911,300	52,828		(13)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(60,706)
		1,368,300	28,953	(E)	(47)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(29,000)
		1,417,500	71,414	(E)	(48)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	71,365
		37,998,200	129,574		(106,487)	10/15/21	3 month USD-LIBOR-BBA — Quarterly	1.316% — Semiannually	113,720
		39,518,100	165,186		(105,427)	10/21/21	3 month USD-LIBOR-BBA — Quarterly	1.5025% — Semiannually	160,716
		174,200	4,846	(E)	(6)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,852)
		83,000	1,249	(E)	(3)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	1,246
		582,800	75,898	(E)	(20)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	75,878
		35,681,600	36,752		(135)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(110,066)
		77,168,200	95,689		(291)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(158,673)
		3,705,700	433,345	(E)	(126)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	(433,471)
		313,000	34,054	(E)	(11)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	34,044
		697,700	157,227	(E)	(24)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	157,203
		762,900	200,612	(E)	(26)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	200,586
		1,138,200	57,502	(E)	(16)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	(57,518)
		5,944,600	743,967		(792,726)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	2.764% — Semiannually	10,573
		475,000	19,565	(E)	(6)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	(19,571)
		268,600	23,704	(E)	(4)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	(23,708)
		1,504,600	112,589	(E)	(21)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	112,568
		298,100	20,757	(E)	(6)	6/21/37	3 month USD-LIBOR-BBA — Quarterly	1.232% — Semiannually	(20,763)
		238,500	17,019	(E)	(5)	6/20/40	3 month USD-LIBOR-BBA — Quarterly	1.204% — Semiannually	(17,024)
		245,900	18,492	(E)	(5)	6/28/37	3 month USD-LIBOR-BBA — Quarterly	1.168% — Semiannually	(18,496)
		66,900	4,920	(E)	(1)	7/3/40	3 month USD-LIBOR-BBA — Quarterly	1.177% — Semiannually	(4,921)
		12,039,900	236,464		(97)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(224,651)
		5,556,900	348,973		(74)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(334,704)
		5,481,300	113,901		(52)	8/31/25	0.3084% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	108,726
		8,566,800	184,615		(69)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(177,514)
		2,570,000	398,684	(E)	202,186	9/2/52	3 month USD-LIBOR-BBA — Quarterly	1.188% — Semiannually	(196,498)
		10,951,700	229,219		(103)	10/13/25	0.344% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	225,459
		18,839,700	5,087		(71)	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.214% — Semiannually	15,849
		11,576,800	209,772		(94)	10/13/25	0.41% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	204,157
		10,644,000	211,709		(160,247)	10/16/25	0.37% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	50,305
		5,697,000	322,279		(20,217)	10/16/30	0.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	295,631
		7,485,000	1,078,364		(20,169)	10/16/50	1.16% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,043,008
		3,504,400	146,309		—	12/7/30	3 month USD-LIBOR-BBA — Quarterly	0.932% — Semiannually	(144,437)
		2,873,600	135,806		—	12/7/30	0.871% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	134,388
		11,576,800	191,480		(94)	11/16/25	0.471% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	186,978
		1,010,900	110,926		(34)	12/17/50	1.305% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	110,428
		12,410,300	36,114		(78)	12/2/23	0.300% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	34,350
		13,474,000	822,453		(257)	12/2/33	3 month USD-LIBOR-BBA — Quarterly	1.02% — Semiannually	(813,065)
		11,836,700	228,567		(96)	12/16/25	3 month USD-LIBOR-BBA — Quarterly	0.428% — Semiannually	(227,134)
		1,657,300	66,773		(23)	6/22/31	3 month USD-LIBOR-BBA — Quarterly	1.0025% — Semiannually	(66,437)
		204,000	12,387		(7)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.509% — Semiannually	(11,008)
		204,000	10,565		(7)	1/8/51	3 month USD-LIBOR-BBA — Quarterly	1.546% — Semiannually	(9,150)
		11,140,400	159,308		(90)	1/13/26	0.5615% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	134,610
		1,175,000	33,065		(40)	1/14/51	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	(24,617)
		2,158,500	50,444		(31)	4/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	45,953
		2,088,800	53,703	(E)	(30)	7/15/31	1.165% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	53,673
		5,802,300	27,271		17,330	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	60,266
		1,700,000	50,983		(23)	1/27/31	1.075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	43,700
		12,637,900	73,300	(E)	(70)	1/31/25	0.735% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	73,229
		946,000	21,805		(13)	2/4/31	1.153% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	17,608
		903,000	27,433		(31)	2/4/51	3 month USD-LIBOR-BBA — Quarterly	1.635% — Semiannually	(21,692)
		5,838,000	93,291		(77)	2/9/31	3 month USD-LIBOR-BBA — Quarterly	1.231% — Semiannually	(66,388)
		11,604,600	163,161		(26,494)	3/9/26	0.5996% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	115,892
		2,344,100	33,005		(19)	2/10/26	0.584% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	28,173
		1,917,100	34,259		(25)	2/16/31	1.212% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	25,893
		3,465,000	9,252		(46)	2/18/31	3 month USD-LIBOR-BBA — Quarterly	1.377% — Semiannually	7,673
		3,598,000	13,636		(48)	2/22/31	1.3659% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,451)
		3,110,000	5,287		(41)	2/24/31	1.4255% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(20,475)
		1,089,000	11,249		(14)	3/2/31	1.51882% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,616)
		6,800,000	78,676		(90)	3/5/31	3 month USD-LIBOR-BBA — Quarterly	1.5324% — Semiannually	111,570
		5,802,300	62,375		(77)	3/15/31	1.525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(88,199)
		1,228,800	47,346	(E)	(19)	3/20/34	2.29% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(47,364)
		5,959,500	8,165		(56)	4/1/26	0.94375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,244)
		11,604,600	68,235		(110)	4/15/26	1.045% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(89,385)
		4,092,300	122,196		(54)	4/15/31	3 month USD-LIBOR-BBA — Quarterly	1.734% — Semiannually	135,514
		1,534,600	136,856		(52)	4/15/51	2.127% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(141,864)
		5,802,300	155,676		(77)	4/21/31	1.702% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(172,827)
		5,730,300	93,232		(76)	5/5/31	3 month USD-LIBOR-BBA — Quarterly	1.591% — Semiannually	105,738
		5,802,300	83,959		(77)	5/17/31	3 month USD-LIBOR-BBA — Quarterly	1.573% — Semiannually	93,907
		270,000	3,275		(4)	5/10/31	1.5475% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(3,807)
		5,802,300	122,719		(77)	5/21/31	3 month USD-LIBOR-BBA — Quarterly	1.644% — Semiannually	132,254
		3,453,700	62,408		(46)	5/27/31	1.612% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(67,247)
		11,460,600	47,103		(108)	6/4/23	3 month USD-LIBOR-BBA — Quarterly	0.857% — Semiannually	(40,997)
		1,996,800	32,368	(E)	(28)	9/1/31	1.63% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(32,396)
		82,110,000	146,977	(E)	155,620	9/15/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	8,643
		85,115,000	293,647	(E)	(333,475)	9/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(39,828)
		40,627,000	706,097	(E)	619,884	9/15/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(86,213)
		4,154,000	229,301	(E)	(216,587)	9/15/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	12,714
		1,161,500	18,177	(E)	(16)	9/7/31	1.6275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,194)
		1,124,500	19,690	(E)	(16)	9/7/31	1.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,706)
		5,802,300	73,863		(77)	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.558% — Semiannually	77,268
		2,504,000	4,357		(9)	6/10/23	3 month USD-LIBOR-BBA — Quarterly	0.2215% — Semiannually	(4,230)
		3,947,100	15,354		(52)	6/14/31	3 month USD-LIBOR-BBA — Quarterly	1.465% — Semiannually	17,811
		3,110,000	11,072		(41)	6/11/31	1.461% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,422)
		3,402,000	76,919	(E)	67,368	9/15/31	1.45% — Annually	Secured Overnight Financing Rate — Annually	(9,551)
		3,610,000	6,318		(48)	6/15/31	1.4425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(8,489)
		5,802,300	13,461		(77)	6/23/31	3 month USD-LIBOR-BBA — Quarterly	1.45% — Semiannually	15,076
		1,401,000	12,609		(19)	6/21/31	1.52% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(13,167)
		5,937,600	24,700		(79)	6/29/31	3 month USD-LIBOR-BBA — Quarterly	1.47% — Semiannually	25,058
		6,000,000	12,780		(80)	6/23/31	1.448% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,606)
		6,471,000	6,212		(61)	6/28/26	0.933% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,727
		851,400	2,673		(11)	7/6/31	3 month USD-LIBOR-BBA — Quarterly	1.463% — Semiannually	2,662
		10,469,600	2,617		(99)	7/6/26	0.963% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,716)
		3,992,000	9,661	(E)	(53)	7/9/31	3 month USD-LIBOR-BBA — Quarterly	1.457% — Semiannually	9,608
		2,314,000	8,516		(31)	7/1/31	3 month USD-LIBOR-BBA — Quarterly	1.466% — Semiannually	8,485
		4,652,000	11,258	(E)	(62)	7/15/31	3 month USD-LIBOR-BBA — Quarterly	1.46% — Semiannually	11,196
	AUD	79,300	3,197	(E)	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	3,196
	AUD	266,900	14,900	(E)	(3)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	14,897
	AUD	99,100	6,021	(E)	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	6,020
	AUD	155,200	9,841	(E)	(2)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	9,839
	AUD	579,100	46,313	(E)	(7)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	46,306
	AUD	37,200	3,864	(E)	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	3,863
	AUD	1,800,000	38,661		(20)	4/6/31	6 month AUD-BBR-BBSW — Semiannually	1.87% — Semiannually	44,468
	AUD	5,520,000	32,248	(E)	28,555	9/15/31	6 month AUD-BBR-BBSW — Semiannually	1.55% — Semiannually	(3,694)
	CAD	879,900	525	(E)	(7)	8/16/26	3 month CAD-BA-CDOR — Semiannually	1.474% — Semiannually	(532)
	CAD	3,999,400	46,944		(21,532)	6/15/31	3 month CAD-BA-CDOR — Semiannually	1.99% — Semiannually	26,966
	CAD	1,599,800	10,841		(17)	6/15/31	1.924% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(11,706)
	CAD	1,199,800	5,420		(13)	6/15/31	1.894% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(6,056)
	CAD	799,900	1,807		(9)	6/15/31	1.864% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(2,222)
	CAD	6,136,000	18,760	(E)	21,834	9/15/31	3 month CAD-BA-CDOR — Semiannually	1.84% — Semiannually	3,074
	CAD	399,900	448		(4)	6/15/31	1.819% — Semiannually	3 month CAD-BA-CDOR — Semiannually	247
	CHF	292,000	2,825	(E)	2,834	9/15/31	0.05% plus 6 month CHF-LIBOR-BBA — Semiannually	—	10
	EUR	512,400	154,325	(E)	(20)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(154,345)
	EUR	696,900	198,696		(27)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	204,430
	EUR	770,000	197,999		(29)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(203,103)
	EUR	778,400	186,019		(30)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(190,980)
	EUR	898,100	185,829		(34)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(190,540)
	EUR	802,800	204,282	(E)	(30)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	204,252
	EUR	929,000	172,527		(36)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(179,001)
	EUR	741,300	126,004	(E)	(28)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(126,033)
	EUR	676,400	92,884		(26)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(97,159)
	EUR	395,500	40,880		(15)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(43,140)
	EUR	1,468,500	32,127	(E)	(56)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	32,071
	EUR	906,000	105,678	(E)	(34)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	(105,712)
	EUR	1,215,200	100,432		(46)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	96,347
	EUR	4,960,100	179,149		(187)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	203,369
	EUR	574,000	80,279	(E)	(21)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	80,258
	EUR	260,400	68,346	(E)	(10)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	68,336
	EUR	1,696,600	115,011	(E)	(36)	5/13/40	6 month EUR-EURIBOR-REUTERS — Semiannually	0.276% — Annually	(115,047)
	EUR	833,300	52,853	(E)	(18)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	52,835
	EUR	1,129,700	70,902	(E)	(26)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	70,876
	EUR	388,100	24,381	(E)	(9)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	24,372
	EUR	1,055,800	13,533		(43)	5/21/51	6 month EUR-EURIBOR-REUTERS — Semiannually	0.516% — Annually	14,970
	EUR	1,088,000	9,289		(19)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(9,731)
	EUR	924,200	4,449	(E)	(16)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	4,433
	EUR	1,777,000	16,983	(E)	(8,940)	9/15/31	0.05% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	8,043
	GBP	703,500	4,574		(14)	5/19/31	Sterling Overnight Index Average — Annually	0.754% — Annually	5,382
	GBP	2,117,000	69,316	(E)	47,894	9/15/31	0.975% — Annually	Sterling Overnight Index Average — Annually	(21,422)
	JPY	49,618,300	27,977	(E)	(14)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(27,991)
	JPY	119,698,500	7,618		(9,439)	2/25/31	0.003% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(2,008)
	JPY	63,267,700	26,373	(E)	(19)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	26,354
	NOK	20,298,000	684	(E)	5,986	9/15/31	6 month NOK-NIBOR-NIBR — Semiannually	1.70% — Annually	5,303
	NZD	2,880,000	15,843	(E)	3,220	9/15/31	3 month NZD-BBR-FRA — Quarterly	1.83% — Semiannually	(12,623)
	SEK	16,711,000	2,734	(E)	108	9/15/31	0.77% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	2,842

	Total				$(834,703)				$615,423
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$263,918	$263,159	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$(256)
44,470	44,342	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(43)
29,625	29,540	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(29)
3,459,807	3,447,508	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(4,443)
429,687	427,904	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(796)
146,687	146,318	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(19)
2,583,363	2,572,908	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3,381
10,893	10,914	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(145)
18,990	18,990	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	237
59,559	59,503	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(691)
119,382	119,271	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,385)
74,793	73,384	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	330
29,409	29,145	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	106
22,454	22,253	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	81
17,713	17,555	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	64
28,700	27,610	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(741)
55,194	53,229	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,303)
7,917	7,635	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(187)
3,684	3,552	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(87)
Citibank, N.A.
460,706	459,068	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(592)
214,965	214,201	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(276)
43,030	42,877	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(55)
Credit Suisse International
184,282	183,627	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(237)
51,491	51,030	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	186
38,460	38,534	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	511
23,524	23,569	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	312
12,864	12,889	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	171
132,899	124,048	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(7,123)
34,351	32,063	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,841)
16,165	16,150	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	188
16,165	16,150	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(188)
46,645	45,766	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	206
51,706	50,732	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	228
49,485	49,042	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	179
Deutsche Bank AG
174,804	174,097	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	229
Goldman Sachs International
7,822	7,791	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	10
20,845	20,761	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	27
45,121	44,939	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	59
84,780	84,437	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	111
101,714	101,302	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	133
120,112	119,626	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	157
164,534	163,868	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	215
72,004	72,323	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(1,122)
47,949	48,042	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(637)
180,328	168,318	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,665)
109,982	109,982	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,374
95,805	95,805	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,197
47,141	47,141	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	589
47,141	47,141	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	589
34,089	31,819	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,827)
177,571	177,406	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(2,060)
43,678	43,717	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	634
74,322	72,922	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	328
39,616	38,111	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,023)
38,311	36,855	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(989)
19,155	18,428	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(494)
18,222	17,530	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(470)
2,138	2,056	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(55)
18,211	17,563	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(430)
1,367	1,319	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(32)
JPMorgan Chase Bank N.A.
139,919	139,789	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,623
122,571	122,457	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,422
80,018	79,944	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	928
14,003	13,990	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	162
74,322	72,922	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	328
JPMorgan Securities LLC
111,111	110,116	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(401)
16,005	16,036	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(213)
98,420	98,154	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	931
319,058	319,058	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,987)
Morgan Stanley & Co. International PLC
1,032,736	1,029,026	—	7/17/24	3.825% (3 month USD-LIBOR-BBA minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019-01, 07/10/24 — Quarterly	(3,110)

Upfront premium received		—	Unrealized appreciation			17,226

Upfront premium (paid)		—	Unrealized (depreciation)			(46,952)

	Total	$—			Total	$(29,726)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	7,000,000	$740,797	$(129)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$740,668
EUR	7,000,000	734,074	(129)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	733,945
EUR	3,497,000	645,621	(125)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	645,496
EUR	1,979,000	113,716	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	113,716
EUR	1,979,000	14,291	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(14,291)
EUR	4,289,000	63,571	(50)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(63,621)
EUR	4,289,000	64,588	(50)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(64,638)
EUR	4,289,000	64,944	(51)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(64,995)
EUR	4,289,000	65,300	(51)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(65,351)
EUR	3,497,000	927,131	(165)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(927,296)
EUR	7,000,000	1,340,905	(248)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,341,154)
EUR	7,000,000	1,350,202	(248)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(1,350,450)
GBP	4,004,000	242,043	(86)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	241,957
GBP	4,253,000	67,774	(56)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	67,719
GBP	3,123,000	61,561	(72)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	61,488
GBP	4,484,000	38,085	(106)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	37,979
GBP	2,402,000	31,333	(56)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	31,276
GBP	1,121,000	19,073	(26)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	19,047
	$11,341,000	152,423	(191)	5/12/31	2.67% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	152,233
	11,193,000	135,211	(188)	4/1/31	2.686% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	135,024
	33,591,500	18,811	(420)	4/15/26	2.79% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(19,232)

Total			$(2,447)				$(930,480)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$4,375	$64,000	$16,928	5/11/63	300 bp — Monthly	$(12,521)
	CMBX NA BBB-.6 Index	BB-/P	8,497	141,000	37,295	5/11/63	300 bp — Monthly	(28,727)
	CMBX NA BBB-.6 Index	BB-/P	17,409	282,000	74,589	5/11/63	300 bp — Monthly	(57,039)
	CMBX NA BBB-.6 Index	BB-/P	16,587	291,000	76,970	5/11/63	300 bp — Monthly	(60,237)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	5,963	47,000	3,981	5/11/63	200 bp — Monthly	1,998
	CMBX NA A.6 Index	A-/P	6,566	55,000	4,659	5/11/63	200 bp — Monthly	1,925
	CMBX NA A.6 Index	A-/P	11,798	78,000	6,607	5/11/63	200 bp — Monthly	5,217
	CMBX NA A.6 Index	A-/P	19,430	116,000	9,825	5/11/63	200 bp — Monthly	9,643
	CMBX NA A.6 Index	A-/P	18,176	131,000	11,096	5/11/63	200 bp — Monthly	7,124
	CMBX NA A.6 Index	A-/P	26,553	172,000	14,568	5/11/63	200 bp — Monthly	12,041
	CMBX NA A.6 Index	A-/P	20,798	177,000	14,992	5/11/63	200 bp — Monthly	5,865
	CMBX NA A.6 Index	A-/P	33,606	190,000	16,093	5/11/63	200 bp — Monthly	17,577
	CMBX NA A.6 Index	A-/P	53,533	322,000	27,273	5/11/63	200 bp — Monthly	26,366
	CMBX NA BB.11 Index	BB-/P	77,970	138,000	12,296	11/18/54	500 bp — Monthly	65,789
	CMBX NA BB.13 Index	BB-/P	15,196	152,000	12,768	12/16/72	500 bp — Monthly	2,555
	CMBX NA BB.13 Index	BB-/P	16,037	176,000	14,784	12/16/72	500 bp — Monthly	1,400
	CMBX NA BB.13 Index	BB-/P	26,330	279,000	23,436	12/16/72	500 bp — Monthly	3,127
	CMBX NA BB.13 Index	BB-/P	48,322	530,000	44,520	12/16/72	500 bp — Monthly	4,243
	CMBX NA BB.6 Index	B-/P	119,351	807,221	359,940	5/11/63	500 bp — Monthly	(239,916)
	CMBX NA BB.7 Index	B/P	64,660	1,267,000	439,396	1/17/47	500 bp — Monthly	(373,680)
	CMBX NA BBB-.12 Index	BBB-/P	43,751	276,000	10,019	8/17/61	300 bp — Monthly	33,871
	CMBX NA BBB-.13 Index	BBB-/P	1,052	12,000	431	12/16/72	300 bp — Monthly	628
	CMBX NA BBB-.14 Index	BBB-/P	1,028	33,000	564	12/16/72	300 bp — Monthly	480
	CMBX NA BBB-.14 Index	BBB-/P	10,128	330,000	5,643	12/16/72	300 bp — Monthly	4,650
	CMBX NA BBB-.14 Index	BBB-/P	12,318	377,000	6,447	12/16/72	300 bp — Monthly	6,060
	CMBX NA BBB-.6 Index	BB-/P	32,585	133,000	35,179	5/11/63	300 bp — Monthly	(2,527)
	CMBX NA BBB-.10 Index	BBB-/P	20,182	185,000	16,354	11/17/59	300 bp — Monthly	3,921
	CMBX NA BBB-.11 Index	BBB-/P	3,883	62,000	2,145	11/18/54	300 bp — Monthly	1,769
	CMBX NA BBB-.12 Index	BBB-/P	2,419	58,000	2,105	8/17/61	300 bp — Monthly	343
	CMBX NA BBB-.12 Index	BBB-/P	8,250	140,000	5,082	8/17/61	300 bp — Monthly	3,238
	CMBX NA BBB-.13 Index	BBB-/P	9,807	193,000	6,929	12/16/72	300 bp — Monthly	2,975
	CMBX NA BBB-.14 Index	BBB-/P	2,199	52,000	889	12/16/72	300 bp — Monthly	1,336
	CMBX NA BBB-.14 Index	BBB-/P	6,901	138,000	2,360	12/16/72	300 bp — Monthly	4,610
	CMBX NA BBB-.14 Index	BBB-/P	10,394	228,000	3,899	12/16/72	300 bp — Monthly	6,610
	CMBX NA BBB-.6 Index	BB-/P	1,199	15,000	3,968	5/11/63	300 bp — Monthly	(2,761)
	CMBX NA BBB-.6 Index	BB-/P	17,107	260,000	68,770	5/11/63	300 bp — Monthly	(51,533)
	CMBX NA BBB-.6 Index	BB-/P	21,761	330,000	87,285	5/11/63	300 bp — Monthly	(65,359)
	CMBX NA BBB-.6 Index	BB-/P	23,964	352,000	93,104	5/11/63	300 bp — Monthly	(68,964)
	CMBX NA BBB-.6 Index	BB-/P	178,492	2,803,000	741,394	5/11/63	300 bp — Monthly	(561,500)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	30,497	228,000	79,070	1/17/47	500 bp — Monthly	(48,383)
	CMBX NA BBB-.6 Index	BB-/P	52,816	478,000	126,431	5/11/63	300 bp — Monthly	(73,376)
	CMBX NA BBB-.6 Index	BB-/P	129,498	1,172,000	309,994	5/11/63	300 bp — Monthly	(179,910)
	CMBX NA BBB-.6 Index	BB-/P	1,121,536	11,936,000	3,157,072	5/11/63	300 bp — Monthly	(2,029,568)
	CMBX NA BBB-.7 Index	BB/P	51,226	780,000	138,684	1/17/47	300 bp — Monthly	(87,068)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	19,238	162,000	13,721	5/11/63	200 bp — Monthly	5,570
	CMBX NA BB.13 Index	BB-/P	11,732	122,000	10,248	12/16/72	500 bp — Monthly	1,586
	CMBX NA BB.6 Index	B-/P	70,315	159,116	70,950	5/11/63	500 bp — Monthly	(502)
	CMBX NA BB.9 Index	B+/P	4,448	11,000	2,433	9/17/58	500 bp — Monthly	2,024
	CMBX NA BBB-.13 Index	BBB-/P	736	7,000	251	12/16/72	300 bp — Monthly	488
	CMBX NA BBB-.13 Index	BBB-/P	1,906	32,000	1,149	12/16/72	300 bp — Monthly	773
	CMBX NA BBB-.13 Index	BBB-/P	1,895	32,000	1,149	12/16/72	300 bp — Monthly	762
	CMBX NA BBB-.13 Index	BBB-/P	7,110	42,000	1,508	12/16/72	300 bp — Monthly	5,623
	CMBX NA BBB-.13 Index	BBB-/P	3,946	54,000	1,939	12/16/72	300 bp — Monthly	2,035
	CMBX NA BBB-.13 Index	BBB-/P	14,089	89,000	3,195	12/16/72	300 bp — Monthly	10,938
	CMBX NA BBB-.13 Index	BBB-/P	5,678	96,000	3,446	12/16/72	300 bp — Monthly	2,280
	CMBX NA BBB-.13 Index	BBB-/P	15,671	100,000	3,590	12/16/72	300 bp — Monthly	12,131
	CMBX NA BBB-.13 Index	BBB-/P	6,947	151,000	5,421	12/16/72	300 bp — Monthly	1,602
	CMBX NA BBB-.13 Index	BBB-/P	11,377	177,000	6,354	12/16/72	300 bp — Monthly	5,111
	CMBX NA BBB-.13 Index	BBB-/P	12,570	200,000	7,180	12/16/72	300 bp — Monthly	5,490
	CMBX NA BBB-.14 Index	BBB-/P	1,440	50,000	855	12/16/72	300 bp — Monthly	610
	CMBX NA BBB-.14 Index	BBB-/P	3,689	83,000	1,419	12/16/72	300 bp — Monthly	2,311
	CMBX NA BBB-.14 Index	BBB-/P	6,655	148,000	2,531	12/16/72	300 bp — Monthly	4,198
	CMBX NA BBB-.14 Index	BBB-/P	7,625	166,000	2,839	12/16/72	300 bp — Monthly	4,869
	CMBX NA BBB-.14 Index	BBB-/P	5,559	193,000	3,300	12/16/72	300 bp — Monthly	2,355
	CMBX NA BBB-.6 Index	BB-/P	682	9,000	2,381	5/11/63	300 bp — Monthly	(1,694)
	CMBX NA BBB-.6 Index	BB-/P	811	11,000	2,910	5/11/63	300 bp — Monthly	(2,093)
	CMBX NA BBB-.6 Index	BB-/P	806	11,000	2,910	5/11/63	300 bp — Monthly	(2,098)
	CMBX NA BBB-.6 Index	BB-/P	1,042	13,000	3,439	5/11/63	300 bp — Monthly	(2,390)
	CMBX NA BBB-.6 Index	BB-/P	1,771	26,000	6,877	5/11/63	300 bp — Monthly	(5,093)
	CMBX NA BBB-.6 Index	BB-/P	2,354	28,000	7,406	5/11/63	300 bp — Monthly	(5,038)
	CMBX NA BBB-.6 Index	BB-/P	2,430	32,000	8,464	5/11/63	300 bp — Monthly	(6,018)
	CMBX NA BBB-.6 Index	BB-/P	3,086	39,000	10,316	5/11/63	300 bp — Monthly	(7,210)
	CMBX NA BBB-.6 Index	BB-/P	4,415	44,000	11,638	5/11/63	300 bp — Monthly	(7,201)
	CMBX NA BBB-.6 Index	BB-/P	6,450	46,000	12,167	5/11/63	300 bp — Monthly	(5,694)
	CMBX NA BBB-.6 Index	BB-/P	8,034	60,000	15,870	5/11/63	300 bp — Monthly	(7,806)
	CMBX NA BBB-.6 Index	BB-/P	7,985	60,000	15,870	5/11/63	300 bp — Monthly	(7,855)
	CMBX NA BBB-.6 Index	BB-/P	5,664	64,000	16,928	5/11/63	300 bp — Monthly	(11,232)
	CMBX NA BBB-.6 Index	BB-/P	6,945	66,000	17,457	5/11/63	300 bp — Monthly	(10,479)
	CMBX NA BBB-.6 Index	BB-/P	8,625	78,000	20,631	5/11/63	300 bp — Monthly	(11,967)
	CMBX NA BBB-.6 Index	BB-/P	6,758	78,000	20,631	5/11/63	300 bp — Monthly	(13,834)
	CMBX NA BBB-.6 Index	BB-/P	7,858	91,000	24,070	5/11/63	300 bp — Monthly	(16,166)
	CMBX NA BBB-.6 Index	BB-/P	5,285	102,000	26,979	5/11/63	300 bp — Monthly	(21,643)
	CMBX NA BBB-.6 Index	BB-/P	14,022	103,000	27,244	5/11/63	300 bp — Monthly	(13,170)
	CMBX NA BBB-.6 Index	BB-/P	12,297	110,000	29,095	5/11/63	300 bp — Monthly	(16,743)
	CMBX NA BBB-.6 Index	BB-/P	12,871	115,000	30,418	5/11/63	300 bp — Monthly	(17,489)
	CMBX NA BBB-.6 Index	BB-/P	10,295	122,000	32,269	5/11/63	300 bp — Monthly	(21,913)
	CMBX NA BBB-.6 Index	BB-/P	10,295	122,000	32,269	5/11/63	300 bp — Monthly	(21,913)
	CMBX NA BBB-.6 Index	BB-/P	6,818	135,000	35,708	5/11/63	300 bp — Monthly	(28,822)
	CMBX NA BBB-.6 Index	BB-/P	7,018	137,000	36,237	5/11/63	300 bp — Monthly	(29,150)
	CMBX NA BBB-.6 Index	BB-/P	22,777	137,000	36,237	5/11/63	300 bp — Monthly	(13,392)
	CMBX NA BBB-.6 Index	BB-/P	23,502	157,000	41,527	5/11/63	300 bp — Monthly	(17,946)
	CMBX NA BBB-.6 Index	BB-/P	23,233	158,000	41,791	5/11/63	300 bp — Monthly	(18,479)
	CMBX NA BBB-.6 Index	BB-/P	18,496	166,000	43,907	5/11/63	300 bp — Monthly	(25,328)
	CMBX NA BBB-.6 Index	BB-/P	18,357	169,000	44,701	5/11/63	300 bp — Monthly	(26,259)
	CMBX NA BBB-.6 Index	BB-/P	18,286	169,000	44,701	5/11/63	300 bp — Monthly	(26,330)
	CMBX NA BBB-.6 Index	BB-/P	20,534	175,000	46,288	5/11/63	300 bp — Monthly	(25,666)
	CMBX NA BBB-.6 Index	BB-/P	15,166	183,000	48,404	5/11/63	300 bp — Monthly	(33,146)
	CMBX NA BBB-.6 Index	BB-/P	10,015	192,000	50,784	5/11/63	300 bp — Monthly	(40,673)
	CMBX NA BBB-.6 Index	BB-/P	24,103	216,000	57,132	5/11/63	300 bp — Monthly	(32,921)
	CMBX NA BBB-.6 Index	BB-/P	24,103	216,000	57,132	5/11/63	300 bp — Monthly	(32,921)
	CMBX NA BBB-.6 Index	BB-/P	11,095	226,000	59,777	5/11/63	300 bp — Monthly	(48,569)
	CMBX NA BBB-.6 Index	BB-/P	12,285	252,000	66,654	5/11/63	300 bp — Monthly	(54,243)
	CMBX NA BBB-.6 Index	BB-/P	40,089	266,000	70,357	5/11/63	300 bp — Monthly	(30,135)
	CMBX NA BBB-.6 Index	BB-/P	13,442	271,000	71,680	5/11/63	300 bp — Monthly	(58,102)
	CMBX NA BBB-.6 Index	BB-/P	36,039	296,000	78,292	5/11/63	300 bp — Monthly	(42,105)
	CMBX NA BBB-.6 Index	BB-/P	33,021	305,000	80,673	5/11/63	300 bp — Monthly	(47,499)
	CMBX NA BBB-.6 Index	BB-/P	32,527	324,000	85,698	5/11/63	300 bp — Monthly	(53,010)
	CMBX NA BBB-.6 Index	BB-/P	47,211	452,000	119,554	5/11/63	300 bp — Monthly	(72,117)
	CMBX NA BBB-.6 Index	BB-/P	50,821	461,000	121,935	5/11/63	300 bp — Monthly	(70,883)
	CMBX NA BBB-.6 Index	BB-/P	71,741	605,000	160,023	5/11/63	300 bp — Monthly	(87,979)
	CMBX NA BBB-.6 Index	BB-/P	71,494	605,000	160,023	5/11/63	300 bp — Monthly	(88,226)
	CMBX NA BBB-.6 Index	BB-/P	37,011	765,000	202,343	5/11/63	300 bp — Monthly	(164,949)
	CMBX NA BBB-.6 Index	BB-/P	155,865	1,042,000	275,609	5/11/63	300 bp — Monthly	(119,223)
	CMBX NA BBB-.7 Index	BB/P	26,578	312,000	55,474	1/17/47	300 bp — Monthly	(28,740)
	CMBX NA BBB-.7 Index	BB/P	90,359	1,040,000	184,912	1/17/47	300 bp — Monthly	(94,033)
	JPMorgan Securities LLC
	CMBX NA BB.10 Index	B+/P	9,629	120,000	29,256	5/11/63	500 bp — Monthly	(19,527)
	CMBX NA BBB-.13 Index	BBB-/P	2,247	38,000	1,364	12/16/72	300 bp — Monthly	902
	CMBX NA BBB-.13 Index	BBB-/P	5,046	55,000	1,975	12/16/72	300 bp — Monthly	3,099
	CMBX NA BBB-.13 Index	BBB-/P	10,381	57,000	2,046	12/16/72	300 bp — Monthly	8,363
	CMBX NA BBB-.13 Index	BBB-/P	10,071	64,000	2,298	12/16/72	300 bp — Monthly	7,805
	CMBX NA BBB-.12 Index	BBB-/P	3,102	49,000	1,779	8/17/61	300 bp — Monthly	1,347
	CMBX NA BBB-.6 Index	BB-/P	5,175,342	16,188,000	4,281,726	5/11/63	300 bp — Monthly	901,710
	Merrill Lynch International
	CMBX NA BB.6 Index	B-/P	13,977	121,277	54,078	5/11/63	500 bp — Monthly	(39,999)
	CMBX NA BBB-.6 Index	BB-/P	517,879	1,922,000	508,369	5/11/63	300 bp — Monthly	10,471
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	BB-/P	6,326	66,000	5,544	12/16/72	500 bp — Monthly	837
	CMBX NA BB.13 Index	BB-/P	8,078	84,000	7,056	12/16/72	500 bp — Monthly	1,092
	CMBX NA BB.13 Index	BB-/P	10,045	108,000	9,072	12/16/72	500 bp — Monthly	1,063
	CMBX NA BB.13 Index	BB-/P	16,417	179,000	15,036	12/16/72	500 bp — Monthly	1,531
	CMBX NA BB.13 Index	BB-/P	18,969	201,000	16,884	12/16/72	500 bp — Monthly	2,253
	CMBX NA BB.13 Index	BB-/P	27,518	286,000	24,024	12/16/72	500 bp — Monthly	3,732
	CMBX NA BB.13 Index	BB-/P	27,791	305,000	25,620	12/16/72	500 bp — Monthly	2,426
	CMBX NA BB.13 Index	BB-/P	33,160	359,000	30,156	12/16/72	500 bp — Monthly	3,303
	CMBX NA BB.13 Index	BB-/P	39,480	430,000	36,120	12/16/72	500 bp — Monthly	3,718
	CMBX NA BB.6 Index	B-/P	4,741	37,839	16,872	5/11/63	500 bp — Monthly	(12,100)
	CMBX NA BB.6 Index	B-/P	8,676	46,570	20,766	5/11/63	500 bp — Monthly	(12,051)
	CMBX NA BB.6 Index	B-/P	48,378	191,133	85,226	5/11/63	500 bp — Monthly	(36,689)
	CMBX NA BB.6 Index	B-/P	135,240	312,410	139,304	5/11/63	500 bp — Monthly	(3,803)
	CMBX NA BB.6 Index	B-/P	142,166	325,023	144,928	5/11/63	500 bp — Monthly	(2,491)
	CMBX NA BB.6 Index	B-/P	97,086	382,266	170,452	5/11/63	500 bp — Monthly	(73,048)
	CMBX NA BBB-.13 Index	BBB-/P	273	4,000	144	12/16/72	300 bp — Monthly	131
	CMBX NA BBB-.13 Index	BBB-/P	459	5,000	180	12/16/72	300 bp — Monthly	282
	CMBX NA BBB-.13 Index	BBB-/P	532	9,000	323	12/16/72	300 bp — Monthly	214
	CMBX NA BBB-.13 Index	BBB-/P	5,890	29,000	1,041	12/16/72	300 bp — Monthly	4,864
	CMBX NA BBB-.13 Index	BBB-/P	3,456	37,000	1,328	12/16/72	300 bp — Monthly	2,147
	CMBX NA BBB-.14 Index	BBB-/P	608	20,000	342	12/16/72	300 bp — Monthly	276
	CMBX NA BBB-.14 Index	BBB-/P	3,241	115,000	1,967	12/16/72	300 bp — Monthly	1,332
	CMBX NA BBB-.12 Index	BBB-/P	3,418	58,000	2,105	8/17/61	300 bp — Monthly	1,342
	CMBX NA BBB-.12 Index	BBB-/P	9,660	225,000	8,168	8/17/61	300 bp — Monthly	1,605
	CMBX NA BBB-.6 Index	BB-/P	752	9,000	2,381	5/11/63	300 bp — Monthly	(1,624)
	CMBX NA BBB-.6 Index	BB-/P	1,541	21,000	5,555	5/11/63	300 bp — Monthly	(4,003)
	CMBX NA BBB-.6 Index	BB-/P	3,126	39,000	10,316	5/11/63	300 bp — Monthly	(7,170)
	CMBX NA BBB-.6 Index	BB-/P	3,446	46,000	12,167	5/11/63	300 bp — Monthly	(8,698)
	CMBX NA BBB-.6 Index	BB-/P	9,375	142,000	37,559	5/11/63	300 bp — Monthly	(28,113)
	CMBX NA BBB-.6 Index	BB-/P	9,454	144,000	38,088	5/11/63	300 bp — Monthly	(28,562)
	CMBX NA BBB-.6 Index	BB-/P	183,195	531,000	140,450	5/11/63	300 bp — Monthly	43,011
	CMBX NA BBB-.6 Index	BB-/P	451,392	6,813,500	1,802,171	5/11/63	300 bp — Monthly	(1,347,372)

Upfront premium received			10,781,106		Unrealized appreciation			1,314,973

Upfront premium (paid)			—		Unrealized (depreciation)			(7,216,406)

	Total		$10,781,106				Total	$(5,901,433)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(65,025)	$255,000	$62,169	11/17/59	(500 bp) — Monthly	$(3,069)
	CMBX NA BB.10 Index	(14,611)	140,000	34,132	11/17/59	(500 bp) — Monthly	19,405
	CMBX NA BB.10 Index	(12,500)	114,000	27,793	11/17/59	(500 bp) — Monthly	15,198
	CMBX NA BB.11 Index	(42,884)	331,000	29,492	11/18/54	(500 bp) — Monthly	(13,668)
	CMBX NA BB.11 Index	(13,574)	144,000	12,830	11/18/54	(500 bp) — Monthly	(863)
	CMBX NA BB.11 Index	(3,877)	76,000	6,772	11/18/54	(500 bp) — Monthly	2,832
	CMBX NA BB.11 Index	(2,231)	43,000	3,831	11/18/54	(500 bp) — Monthly	1,565
	CMBX NA BB.12 Index	(3,675)	7,000	662	8/17/61	(500 bp) — Monthly	(3,019)
	CMBX NA BB.8 Index	(8,940)	69,501	24,958	10/17/57	(500 bp) — Monthly	15,960
	CMBX NA BB.9 Index	(46,139)	447,000	98,876	9/17/58	(500 bp) — Monthly	52,365
	CMBX NA BB.9 Index	(6,258)	97,000	21,456	9/17/58	(500 bp) — Monthly	15,117
	CMBX NA BB.9 Index	(3,140)	80,000	17,696	9/17/58	(500 bp) — Monthly	14,489
	CMBX NA BB.9 Index	(2,755)	76,000	16,811	9/17/58	(500 bp) — Monthly	13,993
	CMBX NA BB.9 Index	(1,854)	46,000	10,175	9/17/58	(500 bp) — Monthly	8,282
	CMBX NA BBB-.10 Index	(163,512)	951,000	84,068	11/17/59	(300 bp) — Monthly	(79,919)
	CMBX NA BBB-.10 Index	(55,015)	237,000	20,951	11/17/59	(300 bp) — Monthly	(34,182)
	CMBX NA BBB-.10 Index	(28,062)	221,000	19,536	11/17/59	(300 bp) — Monthly	(8,636)
	CMBX NA BBB-.10 Index	(38,410)	161,000	14,232	11/17/59	(300 bp) — Monthly	(24,259)
	CMBX NA BBB-.10 Index	(24,448)	112,000	9,901	11/17/59	(300 bp) — Monthly	(14,604)
	CMBX NA BBB-.10 Index	(23,069)	106,000	9,370	11/17/59	(300 bp) — Monthly	(13,752)
	CMBX NA BBB-.12 Index	(13,080)	190,000	6,897	8/17/61	(300 bp) — Monthly	(6,278)
	CMBX NA BBB-.10 Index	(21,532)	176,000	15,558	11/17/59	(300 bp) — Monthly	(6,061)
	CMBX NA BBB-.10 Index	(6,246)	49,000	4,332	11/17/59	(300 bp) — Monthly	(1,939)
	CMBX NA BBB-.10 Index	(4,717)	37,000	3,271	11/17/59	(300 bp) — Monthly	(1,464)
	CMBX NA BBB-.11 Index	(32,967)	103,000	3,564	11/18/54	(300 bp) — Monthly	(29,455)
	CMBX NA BBB-.11 Index	(15,684)	48,000	1,661	11/18/54	(300 bp) — Monthly	(14,047)
	CMBX NA BBB-.11 Index	(1,312)	4,000	138	11/18/54	(300 bp) — Monthly	(1,176)
	CMBX NA BBB-.12 Index	(70,171)	210,000	7,623	8/17/61	(300 bp) — Monthly	(62,653)
	CMBX NA BBB-.12 Index	(67,433)	194,000	7,042	8/17/61	(300 bp) — Monthly	(60,488)
	CMBX NA BBB-.12 Index	(51,320)	146,000	5,300	8/17/61	(300 bp) — Monthly	(46,093)
	CMBX NA BBB-.12 Index	(240)	4,000	145	8/17/61	(300 bp) — Monthly	(97)
	CMBX NA BBB-.8 Index	(31,297)	198,000	27,403	10/17/57	(300 bp) — Monthly	(3,993)
	CMBX NA BBB-.8 Index	(31,421)	198,000	27,403	10/17/57	(300 bp) — Monthly	(4,117)
	CMBX NA BBB-.8 Index	(21,875)	140,000	19,376	10/17/57	(300 bp) — Monthly	(2,569)
	CMBX NA BBB-.8 Index	(12,452)	87,000	12,041	10/17/57	(300 bp) — Monthly	(455)
	CMBX NA BBB-.8 Index	(9,703)	62,000	8,581	10/17/57	(300 bp) — Monthly	(1,153)
	CMBX NA BBB-.9 Index	(4,495)	19,000	1,478	9/17/58	(300 bp) — Monthly	(3,027)
	Credit Suisse International
	CMBX NA BB.10 Index	(38,693)	290,000	70,702	11/17/59	(500 bp) — Monthly	31,767
	CMBX NA BB.10 Index	(34,367)	289,000	70,458	11/17/59	(500 bp) — Monthly	35,850
	CMBX NA BB.10 Index	(18,893)	152,000	37,058	11/17/59	(500 bp) — Monthly	18,037
	CMBX NA BB.7 Index	(61,796)	335,000	116,178	1/17/47	(500 bp) — Monthly	54,103
	CMBX NA BB.7 Index	(4,770)	29,000	10,057	1/17/47	(500 bp) — Monthly	5,263
	CMBX NA BB.9 Index	(103,355)	1,031,000	228,057	9/17/58	(500 bp) — Monthly	123,843
	Goldman Sachs International
	CMBX NA BB.6 Index	(12,481)	118,367	52,780	5/11/63	(500 bp) — Monthly	40,201
	CMBX NA BB.7 Index	(32,233)	213,000	73,868	1/17/47	(500 bp) — Monthly	41,458
	CMBX NA A .6 Index	(4,240)	64,000	5,421	5/11/63	(200 bp) — Monthly	1,159
	CMBX NA BB.7 Index	(38,667)	236,000	81,845	1/17/47	(500 bp) — Monthly	42,981
	CMBX NA BB.7 Index	(25,361)	150,000	52,020	1/17/47	(500 bp) — Monthly	26,534
	CMBX NA BB.7 Index	(25,381)	125,000	43,350	1/17/47	(500 bp) — Monthly	17,865
	CMBX NA BB.7 Index	(18,621)	102,000	35,374	1/17/47	(500 bp) — Monthly	16,668
	CMBX NA BB.8 Index	(69,403)	191,128	68,634	10/17/57	(500 bp) — Monthly	(929)
	CMBX NA BB.8 Index	(69,523)	191,128	68,634	10/17/57	(500 bp) — Monthly	(1,048)
	CMBX NA BB.8 Index	(2,606)	22,202	7,973	10/17/57	(500 bp) — Monthly	5,348
	CMBX NA BB.9 Index	(4,617)	29,000	6,415	9/17/58	(500 bp) — Monthly	1,774
	CMBX NA BB.9 Index	(2,212)	14,000	3,097	9/17/58	(500 bp) — Monthly	873
	CMBX NA BBB-.10 Index	(10,061)	46,000	4,066	11/17/59	(300 bp) — Monthly	(6,018)
	CMBX NA BBB-.12 Index	(8,968)	46,000	1,670	8/17/61	(300 bp) — Monthly	(7,321)
	CMBX NA BBB-.12 Index	(5,404)	16,000	581	8/17/61	(300 bp) — Monthly	(4,831)
	CMBX NA BBB-.13 Index	(9,245)	122,000	4,380	12/16/72	(300 bp) — Monthly	(4,926)
	CMBX NA BBB-.6 Index	(110,363)	405,000	107,123	5/11/63	(300 bp) — Monthly	(3,443)
	CMBX NA BBB-.8 Index	(8,938)	57,000	7,889	10/17/57	(300 bp) — Monthly	(1,078)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(110,168)	202,000	17,998	11/18/54	(500 bp) — Monthly	(92,338)
	CMBX NA BB.17 Index	(495,531)	1,012,000	350,962	1/17/47	(500 bp) — Monthly	(145,413)
	CMBX NA BB.8 Index	(52,536)	102,321	36,744	10/17/57	(500 bp) — Monthly	(15,878)
	CMBX NA BB.9 Index	(48,926)	99,000	21,899	9/17/58	(500 bp) — Monthly	(27,110)
	CMBX NA BBB-.10 Index	(10,885)	66,000	5,834	11/17/59	(300 bp) — Monthly	(5,083)
	CMBX NA BBB-.10 Index	(29,298)	104,000	9,194	11/17/59	(300 bp) — Monthly	(20,156)
	CMBX NA BBB-.10 Index	(15,790)	53,000	4,685	11/17/59	(300 bp) — Monthly	(11,131)
	CMBX NA BBB-.11 Index	(20,115)	64,000	2,214	11/18/54	(300 bp) — Monthly	(17,933)
	CMBX NA BBB-.11 Index	(13,201)	42,000	1,453	11/18/54	(300 bp) — Monthly	(11,768)
	CMBX NA BBB-.11 Index	(5,650)	18,000	623	11/18/54	(300 bp) — Monthly	(5,036)
	CMBX NA BBB-.12 Index	(1,641)	42,000	1,525	8/17/61	(300 bp) — Monthly	(137)
	CMBX NA BBB-.7 Index	(214,338)	913,000	162,331	1/17/47	(300 bp) — Monthly	(52,464)
	Merrill Lynch International
	CMBX NA BB.10 Index	(15,875)	279,000	68,020	11/17/59	(500 bp) — Monthly	51,913
	CMBX NA BB.11 Index	(10,379)	21,000	1,871	11/18/54	(500 bp) — Monthly	(8,525)
	CMBX NA BB.9 Index	(36,425)	935,000	206,822	9/17/58	(500 bp) — Monthly	169,618
	CMBX NA BBB-.10 Index	(20,367)	94,000	8,310	11/17/59	(300 bp) — Monthly	(12,104)
	CMBX NA BBB-.7 Index	(32,451)	396,000	70,409	1/17/47	(300 bp) — Monthly	37,760
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(17,831)	175,000	31,115	1/17/47	(300 bp) — Monthly	13,197
	CMBX NA BB.10 Index	(14,683)	140,000	34,132	11/17/59	(500 bp) — Monthly	19,333
	CMBX NA BB.12 Index	(876)	12,000	1,134	8/17/61	(500 bp) — Monthly	248
	CMBX NA BB.7 Index	(39,014)	194,000	67,279	1/17/47	(500 bp) — Monthly	28,103
	CMBX NA BB.7 Index	(17,547)	91,000	31,559	1/17/47	(500 bp) — Monthly	13,936
	CMBX NA BB.7 Index	(11,040)	59,000	20,461	1/17/47	(500 bp) — Monthly	9,372
	CMBX NA BB.7 Index	(6,055)	30,000	10,404	1/17/47	(500 bp) — Monthly	4,324
	CMBX NA BB.8 Index	(34,059)	93,633	33,624	10/17/57	(500 bp) — Monthly	(513)
	CMBX NA BB.8 Index	(30,651)	59,848	21,491	10/17/57	(500 bp) — Monthly	(9,210)
	CMBX NA BB.9 Index	(5,010)	142,000	31,410	9/17/58	(500 bp) — Monthly	26,283
	CMBX NA BB.9 Index	(5,782)	94,000	20,793	9/17/58	(500 bp) — Monthly	14,933
	CMBX NA BB.9 Index	(8,785)	66,000	14,599	9/17/58	(500 bp) — Monthly	5,759
	CMBX NA BB.9 Index	(3,952)	65,000	14,378	9/17/58	(500 bp) — Monthly	10,372
	CMBX NA BB.9 Index	(8,830)	65,000	14,378	9/17/58	(500 bp) — Monthly	5,494
	CMBX NA BB.9 Index	(9,506)	63,000	13,936	9/17/58	(500 bp) — Monthly	4,377
	CMBX NA BB.9 Index	(8,614)	63,000	13,936	9/17/58	(500 bp) — Monthly	5,270
	CMBX NA BB.9 Index	(1,876)	48,000	10,618	9/17/58	(500 bp) — Monthly	8,701
	CMBX NA BB.9 Index	(1,685)	34,000	7,521	9/17/58	(500 bp) — Monthly	5,807
	CMBX NA BB.9 Index	(4,541)	30,000	6,636	9/17/58	(500 bp) — Monthly	2,070
	CMBX NA BB.9 Index	(4,541)	30,000	6,636	9/17/58	(500 bp) — Monthly	2,070
	CMBX NA BB.9 Index	(352)	4,000	885	9/17/58	(500 bp) — Monthly	530
	CMBX NA BBB-.8 Index	(16,646)	107,000	14,809	10/17/57	(300 bp) — Monthly	(1,890)
	CMBX NA BBB-.8 Index	(8,468)	54,000	7,474	10/17/57	(300 bp) — Monthly	(1,021)
	CMBX NA BBB-.10 Index	(51,248)	304,000	26,874	11/17/59	(300 bp) — Monthly	(24,526)
	CMBX NA BBB-.10 Index	(17,456)	136,000	12,022	11/17/59	(300 bp) — Monthly	(5,502)
	CMBX NA BBB-.10 Index	(27,435)	116,000	10,254	11/17/59	(300 bp) — Monthly	(17,239)
	CMBX NA BBB-.10 Index	(24,867)	102,000	9,017	11/17/59	(300 bp) — Monthly	(15,901)
	CMBX NA BBB-.10 Index	(7,908)	66,000	5,834	11/17/59	(300 bp) — Monthly	(2,107)
	CMBX NA BBB-.10 Index	(13,546)	59,000	5,216	11/17/59	(300 bp) — Monthly	(8,360)
	CMBX NA BBB-.10 Index	(12,006)	55,000	4,862	11/17/59	(300 bp) — Monthly	(7,171)
	CMBX NA BBB-.10 Index	(4,987)	23,000	2,033	11/17/59	(300 bp) — Monthly	(2,965)
	CMBX NA BBB-.10 Index	(4,325)	20,000	1,768	11/17/59	(300 bp) — Monthly	(2,567)
	CMBX NA BBB-.10 Index	(19,495)	158,000	13,967	11/17/59	(300 bp) — Monthly	(5,607)
	CMBX NA BBB-.10 Index	(10,907)	86,000	7,602	11/17/59	(300 bp) — Monthly	(3,348)
	CMBX NA BBB-.10 Index	(8,751)	69,000	6,100	11/17/59	(300 bp) — Monthly	(2,686)
	CMBX NA BBB-.11 Index	(3,007)	53,000	1,834	11/18/54	(300 bp) — Monthly	(1,200)
	CMBX NA BBB-.11 Index	(9,675)	31,000	1,073	11/18/54	(300 bp) — Monthly	(8,618)
	CMBX NA BBB-.11 Index	(5,697)	18,000	623	11/18/54	(300 bp) — Monthly	(5,083)
	CMBX NA BBB-.13 Index	(8,074)	131,000	4,703	12/16/72	(300 bp) — Monthly	(3,436)
	CMBX NA BBB-.7 Index	(14,539)	229,000	40,716	1/17/47	(300 bp) — Monthly	26,062
	CMBX NA BBB-.8 Index	(21,469)	150,000	20,760	10/17/57	(300 bp) — Monthly	(784)
	CMBX NA BBB-.8 Index	(15,432)	99,000	13,702	10/17/57	(300 bp) — Monthly	(1,780)
	CMBX NA BBB-.8 Index	(9,063)	58,000	8,027	10/17/57	(300 bp) — Monthly	(1,064)
	CMBX NA BBB-.8 Index	(8,983)	58,000	8,027	10/17/57	(300 bp) — Monthly	(988)

Upfront premium received		—			Unrealized appreciation		1,088,462

Upfront premium (paid)		(3,368,912)			Unrealized (depreciation)		(1,029,272)

	Total	$(3,368,912)				Total	$59,190
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
CVR	Contingent Value Rights
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
OJSC	Open Joint Stock Company
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through June 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $219,062,053.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund and Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/21
Short-term investments
	Putnam Short Term& Investment Fund*	$12,804,784	$57,465,165	$62,494,082	$9,697	$7,775,867

	Total Short-term investments	$12,804,784	$57,465,165	$62,494,082	$9,697	$7,775,867
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $979,936.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $16,474,852.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $127,977.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,250,636.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $185,064,478 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts for hedging duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and for gaining exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,070,085 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $16,474,852 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$175,314	$4,007	$—
Energy	38,008	—	186
Financials	—	—	15,178
Utilities and power	—	11,293	—

Total common stocks	213,322	15,300	15,364
Asset-backed securities	—	342,000	594,000
Convertible bonds and notes	—	13,602,076	—
Corporate bonds and notes	—	47,594,805	3
Foreign government and agency bonds and notes	—	28,946,302	—
Mortgage-backed securities	—	103,036,755	—
Purchased options outstanding	—	270,935	—
Purchased swap options outstanding	—	5,089,276	—
Senior loans	—	8,492,682	—
U.S. government and agency mortgage obligations	—	138,187,230	—
U.S. treasury obligations	—	114,233	—
Short-term investments	100,000	30,873,874	—

Totals by level	$313,322	$376,565,468	$609,367
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,035,108)	$—
Futures contracts	(101,206)	—	—
Written options outstanding	—	(180,091)	—
Written swap options outstanding	—	(7,546,888)	—
Forward premium swap option contracts	—	891,482	—
TBA sale commitments	—	(30,352,100)	—
Interest rate swap contracts	—	1,450,126	—
Total return swap contracts	—	(957,759)	—
Credit default contracts	—	(13,254,437)	—

Totals by level	$(101,206)	$(50,984,775)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$—*
Purchased TBA commitment option contracts (contract amount)	$90,400,000
Purchased currency option contracts (contract amount)	$40,400,000
Purchased swap option contracts (contract amount)	$615,400,000
Written equity option contracts (contract amount)	$—*
Written TBA commitment option contracts (contract amount)	$88,400,000
Written currency option contracts (contract amount)	$36,300,000
Written swap option contracts (contract amount)	$490,900,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$271,800,000
Centrally cleared interest rate swap contracts (notional)	$840,100,000
OTC total return swap contracts (notional)	$13,700,000
Centrally cleared total return swap contracts (notional)	$163,900,000
OTC credit default contracts (notional)	$89,100,000
Warrants (number of warrants)	3,000
* For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com